UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-03416
Investment Company Act File Number

The Calvert Fund
(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Service)

(202) 238-2200
(Registrant's telephone number, including area code)

September 30
Date of Fiscal Year End

December 31, 2018
Date of Reporting Period

Item 1. Schedule of Investments

Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Duration Income Fund
Calvert High Yield Bond Fund

CALVERT INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 79.0%
Basic Materials - 0.8%
Reliance Steel & Aluminum Co., 4.50%, 4/15/23	2,300,000	2,325,738
Sherwin-Williams Co. (The), 4.50%, 6/1/47	1,358,000	1,230,941
		3,556,679

Communications - 4.9%
AT&T, Inc.:
3.40%, 5/15/25	1,265,000	1,190,794
4.75%, 5/15/46	2,155,000	1,924,951
5.15%, 3/15/42	1,395,000	1,308,879
CBS Corp.:
2.90%, 1/15/27	1,575,000	1,399,707
4.90%, 8/15/44	1,825,000	1,673,497
Comcast Corp.:
4.25%, 1/15/33	1,400,000	1,393,774
4.70%, 10/15/48	1,257,000	1,282,040
NBCUniversal Media LLC, 4.45%, 1/15/43	2,800,000	2,708,344
Symantec Corp., 5.00%, 4/15/25 (1)	2,500,000	2,338,905
Verizon Communications, Inc.:
4.329%, 9/21/28	2,603,000	2,620,465
4.862%, 8/21/46	3,975,000	3,926,423
Warner Media LLC, 4.90%, 6/15/42	1,500,000	1,372,885
		23,140,664

Consumer, Cyclical - 10.0%
American Airlines Group, Inc., 5.50%, 10/1/19 (1)	1,750,000	1,763,125
American Airlines Pass-Through Trust:
4.40%, 3/22/25	1,624,451	1,596,031
5.25%, 7/15/25	1,461,367	1,507,382
5.60%, 1/15/22 (1)	1,379,313	1,393,106
Azul Investments LLP, 5.875%, 10/26/24 (1)(2)	1,695,000	1,589,079
Best Buy Co., Inc., 4.45%, 10/1/28	6,250,000	5,976,603
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	1,000,000	1,003,750
Ford Motor Credit Co. LLC, 2.979%, 8/3/22	15,500,000	14,309,899
Latam Airlines Pass-Through Trust, 4.20%, 8/15/29	1,194,807	1,155,976
Mattel, Inc., 6.75%, 12/31/25 (1)(2)	995,000	890,217
Nordstrom, Inc., 5.00%, 1/15/44	3,300,000	2,857,357
Tapestry, Inc., 4.125%, 7/15/27	6,535,000	6,128,909
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (1)	507,818	515,664
Whirlpool Corp., 4.50%, 6/1/46	600,000	504,681
Wyndham Destinations, Inc.:
5.40%, 4/1/24	2,629,000	2,517,268
5.75%, 4/1/27	3,346,000	3,082,502
		46,791,549

Consumer, Non-cyclical - 8.3%
AbbVie, Inc., 4.30%, 5/14/36	1,445,000	1,294,337
Amgen, Inc., 4.663%, 6/15/51	1,736,000	1,644,625
Becton Dickinson and Co.:
3.363%, 6/6/24	2,650,000	2,548,192
3.70%, 6/6/27	4,150,000	3,930,304
Block Financial LLC, 5.25%, 10/1/25	2,455,000	2,490,693
CVS Health Corp.:
3.875%, 7/20/25	1,594,000	1,556,269
4.10%, 3/25/25	1,022,000	1,014,410
4.30%, 3/25/28	6,563,000	6,438,509
CVS Pass-Through Trust, 6.036%, 12/10/28	2,450,396	2,610,073
ERAC USA Finance LLC, 4.20%, 11/1/46 (1)	1,735,000	1,555,168
Grupo Bimbo SAB de CV:
4.50%, 1/25/22 (1)	2,000,000	2,039,812
4.875%, 6/27/44 (1)	1,250,000	1,159,469
Kaiser Foundation Hospitals, 3.15%, 5/1/27	941,000	906,107
Kraft Heinz Foods Co.:
3.00%, 6/1/26	1,250,000	1,117,484
4.375%, 6/1/46	1,250,000	1,034,899
5.20%, 7/15/45	1,500,000	1,377,065
MEDNAX, Inc., 5.25%, 12/1/23 (1)	1,625,000	1,596,562
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (1)	4,600,000	4,755,250
		39,069,228

Energy - 2.3%
Oceaneering International, Inc., 4.65%, 11/15/24	8,305,000	6,583,197
Pattern Energy Group, Inc., 5.875%, 2/1/24 (1)	1,450,000	1,406,500
TerraForm Power Operating LLC, 5.00%, 1/31/28 (1)	3,100,000	2,739,625
		10,729,322

Financial - 35.2%
Ally Financial, Inc., 4.125%, 3/30/20	6,579,000	6,526,105
American Financial Group, Inc., 3.50%, 8/15/26	1,760,000	1,663,896
Athene Holding Ltd., 4.125%, 1/12/28	2,776,000	2,527,696
Banco Mercantil Del Norte SA, 7.625% to 1/10/28 (1)(3)(4)	495,000	481,392
Banco Santander Mexico, 5.95% to 10/1/23, 10/1/28 (1)(4)	1,935,000	1,949,513
Banco Santander SA, 3.80%, 2/23/28	2,460,000	2,193,503
Bank of America Corp.:
3.593% to 7/21/27, 7/21/28 (4)	5,745,000	5,457,111
3.824% to 1/20/27, 1/20/28 (4)	8,820,000	8,569,656
5.875% to 3/15/28 (3)(4)	4,450,000	4,056,931
6.10% to 3/17/25 (3)(4)	1,150,000	1,134,188
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (4)	4,279,000	3,967,703
BBVA Bancomer SA, 5.125% to 1/18/28, 1/18/33 (1)(4)	3,800,000	3,310,788
Capital One Financial Corp., 3.75%, 7/28/26	8,500,000	7,801,996
CBL & Associates LP, 5.25%, 12/1/23 (2)	3,442,000	2,736,390
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27 (3)(4)	1,750,000	1,472,625
Citigroup, Inc.:

3.668% to 7/24/27, 7/24/28 (4)	5,400,000	5,109,673
3.887% to 1/10/27, 1/10/28 (4)	7,525,000	7,245,757
4.075% to 4/23/28, 4/23/29 (4)	2,425,000	2,369,366
4.125%, 7/25/28	1,530,000	1,438,364
4.60%, 3/9/26	3,750,000	3,708,381
6.25% to 8/15/26 (3)(4)	2,750,000	2,637,112
Citizens Financial Group, Inc.:
4.15%, 9/28/22 (1)	496,000	498,937
4.30%, 12/3/25	1,500,000	1,482,562
Credit Acceptance Corp.:
6.125%, 2/15/21	2,072,000	2,072,000
7.375%, 3/15/23	1,040,000	1,063,400
Crown Castle International Corp.:
3.65%, 9/1/27	1,365,000	1,268,438
4.45%, 2/15/26	1,375,000	1,371,672
4.75%, 5/15/47	1,615,000	1,500,878
DDR Corp., 3.625%, 2/1/25	3,000,000	2,869,607
Digital Realty Trust LP, 4.75%, 10/1/25	2,000,000	2,047,155
Discover Bank:
3.45%, 7/27/26	2,745,000	2,522,552
4.682% to 8/9/23, 8/9/28 (4)	2,500,000	2,449,625
7.00%, 4/15/20	2,500,000	2,603,179
EPR Properties, 4.50%, 6/1/27	2,570,000	2,482,646
Goldman Sachs Group, Inc. (The):
2.905% to 7/24/22, 7/24/23 (4)	2,113,000	2,014,076
2.908% to 6/5/22, 6/5/23 (4)	5,230,000	5,024,539
3.691% to 6/5/27, 6/5/28 (4)	7,370,000	6,860,568
3.786%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (5)	1,249,000	1,199,896
JPMorgan Chase & Co.:
4.203% to 7/23/28, 7/23/29 (4)	2,600,000	2,596,716
Series V, 5.00% to 7/1/19 (3)(4)	1,500,000	1,449,375
Lazard Group LLC, 4.50%, 9/19/28	2,337,000	2,343,434
MetLife, Inc.:
4.05%, 3/1/45	900,000	836,214
5.70%, 6/15/35	1,000,000	1,128,616
MGIC Investment Corp., 5.75%, 8/15/23	1,400,000	1,398,250
Morgan Stanley:
3.591% to 7/22/27, 7/22/28 (4)	10,500,000	9,934,782
4.00%, 7/23/25	1,515,000	1,496,571
Nationwide Building Society, 4.00%, 9/14/26 (1)	2,435,000	2,221,104
Prudential Financial, Inc., 4.60%, 5/15/44	1,000,000	999,782
SBA Communications Corp., 4.00%, 10/1/22	3,235,000	3,097,512
SBA Tower Trust, 2.877%, 7/15/46 (1)	1,600,000	1,572,384
Springleaf Finance Corp.:
6.875%, 3/15/25	3,300,000	2,961,750
7.125%, 3/15/26	2,485,000	2,222,522
Synchrony Financial:
3.95%, 12/1/27	5,625,000	4,749,072
4.25%, 8/15/24	3,705,000	3,406,725
Synovus Financial Corp., 3.125%, 11/1/22	2,262,000	2,137,567

UniCredit SpA, 5.861% to 6/19/27, 6/19/32 (1)(4)	1,300,000	1,145,433
VFH Parent LLC / Orchestra Co-Issuer, Inc., 6.75%, 6/15/22 (1)	1,182,000	1,150,015
Westpac Banking Corp., 4.322% to 11/23/26, 11/23/31 (4)	2,860,000	2,706,256
		165,243,956

Industrial - 6.8%
Avolon Holdings Funding Ltd., 5.125%, 10/1/23 (1)	756,000	723,870
CNH Industrial Capital LLC, 4.20%, 1/15/24	1,047,000	1,035,566
Jabil, Inc.:
3.95%, 1/12/28	778,000	694,941
4.70%, 9/15/22	2,000,000	1,985,000
Johnson Controls International plc, 4.625%, 7/2/44	2,275,000	2,162,143
JSL Europe SA, 7.75%, 7/26/24 (1)	4,550,000	4,203,108
Nvent Finance S.a.r.l.:
3.95%, 4/15/23	1,094,000	1,087,171
4.55%, 4/15/28	4,250,000	4,174,225
Owens Corning:
3.40%, 8/15/26	2,300,000	2,104,876
4.30%, 7/15/47	743,000	562,258
4.40%, 1/30/48	1,540,000	1,169,745
SMBC Aviation Capital Finance DAC, 3.00%, 7/15/22 (1)	1,011,000	981,214
Trimble, Inc., 4.90%, 6/15/28	1,238,000	1,221,959
Valmont Industries, Inc., 5.00%, 10/1/44	4,100,000	3,643,732
Wabtec Corp.:
4.15%, 3/15/24	2,500,000	2,418,484
4.70%, 9/15/28	3,800,000	3,572,790
		31,741,082

Technology - 8.5%
CA, Inc., 4.70%, 3/15/27	3,000,000	2,851,016
Dell International LLC / EMC Corp.:
4.42%, 6/15/21 (1)	3,279,000	3,277,511
8.35%, 7/15/46 (1)	435,000	472,807
DXC Technology Co., 4.75%, 4/15/27	5,550,000	5,581,647
Marvell Technology Group Ltd., 4.875%, 6/22/28	3,683,000	3,597,172
Microchip Technology, Inc., 4.333%, 6/1/23 (1)	3,533,000	3,449,349
NXP BV / NXP Funding LLC:
4.625%, 6/15/22 (1)	955,000	943,062
4.625%, 6/1/23 (1)	5,300,000	5,207,250
4.875%, 3/1/24 (1)	2,268,000	2,280,792
Seagate HDD Cayman, 5.75%, 12/1/34	6,850,000	5,334,471
Western Digital Corp., 4.75%, 2/15/26	8,151,000	7,101,559
		40,096,636

Utilities - 2.2%
Avangrid, Inc., 3.15%, 12/1/24	1,524,000	1,472,763
NextEra Energy Operating Partners LP:
4.25%, 9/15/24 (1)	1,500,000	1,393,125
4.50%, 9/15/27 (1)	5,300,000	4,736,875
Terraform Global Operating LLC, 6.125%, 3/1/26 (1)	2,795,000	2,606,338

		10,209,101

Total Corporate Bonds (Cost $391,291,132)		370,578,217

ASSET-BACKED SECURITIES - 9.9%
AASET US Ltd.:
Series 2018-1A, Class B, 5.437%, 1/16/38 (1)	455,295	465,414
Series 2018-1A, Class C, 6.413%, 1/16/38 (1)	811,483	808,941
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (1)	3,004,250	3,039,838
Conn Funding II LP:
Series 2017-B, Class B, 4.52%, 4/15/21 (1)	1,819,859	1,824,002
Series 2018-A, Class B, 4.65%, 1/15/23 (1)	1,240,000	1,240,363
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (1)	2,716,000	2,826,913
Series 2016-1A, Class A2, 6.125%, 7/20/46 (1)	3,567,875	3,737,452
Element Rail Leasing I LLC, Series 2014-1A, Class B1, 4.406%, 4/19/44 (1)	2,783,000	2,774,960
FOCUS Brands Funding LLC:
Series 2017-1A, Class A2I, 3.857%, 4/30/47 (1)	674,725	681,379
Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	1,413,475	1,434,401
FRS I LLC, Series 2013-1A, Class A2, 3.08%, 4/15/43 (1)	5,855,412	5,845,261
Hardee's Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (1)	1,007,475	1,019,998
InSite Issuer LLC, Series 2016-1A, Class C, 6.414%, 11/15/46 (1)	725,000	733,711
Invitation Homes Trust:
Series 2017-SFR2, Class D, 4.255%, (1 mo. USD LIBOR + 1.80%), 12/17/36 (1)(5)	1,647,000	1,647,158
Series 2018-SFR1, Class C, 3.705%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (1)(5)	480,000	475,499
Series 2018-SFR1, Class D, 3.905%, (1 mo. USD LIBOR + 1.45%), 3/17/37 (1)(5)	500,000	495,902
Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.666%, 9/5/48 (1)	4,738,125	4,807,406
Prosper Marketplace Issuance Trust, Series 2017-3A, Class B, 3.36%, 11/15/23 (1)	2,400,000	2,387,471
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (1)	605,065	599,959
SolarCity LMC:
Series 2013-1, Class A, 4.80%, 11/20/38 (1)	752,835	771,608
Series 2014-1, Class A, 4.59%, 4/20/44 (1)	347,425	352,305
Series 2014-2, Class A, 4.02%, 7/20/44 (1)	1,182,759	1,177,213
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (1)	1,665,896	1,680,302
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(6)	1,450,894	1,492,418
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (1)	1,243,550	1,246,742
VB-S1 Issuer LLC, Series 2016-1A, Class C, 3.065%, 6/15/46 (1)	1,350,000	1,327,128
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (1)	1,596,375	1,599,152

Total Asset-Backed Securities (Cost $45,845,245)		46,492,896

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (1)	2,200,000	2,186,256
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (1)(7)	1,120,000	1,099,252
Motel 6 Trust:
Series 2017-MTL6, Class D, 4.605%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(5)	1,765,477	1,743,350
Series 2017-MTL6, Class E, 5.705%, (1 mo. USD LIBOR + 3.25%), 8/15/34 (1)(5)	1,913,796	1,900,393

RETL Trust, Series 2018-RVP, Class C, 4.505%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (1)(5)	1,248,750	1,248,778

Total Commercial Mortgage-Backed Securities (Cost $8,309,498)		8,178,029

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 2.2%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.806%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(5)	456,400	459,109
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 5.106%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (5)	1,900,000	1,997,198
Series 2017-C05, Class 1M2, 4.706%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (5)	4,725,820	4,728,444
Series 2017-C06, Class 1M2, 5.156%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (5)	840,000	859,249
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (1)(6)	2,320,000	2,325,647

Total Collateralized Mortgage-Backed Obligations (Cost $10,309,713)		10,369,647

SOVEREIGN GOVERNMENT BONDS - 0.3%
Nacional Financiera SNC, 3.375%, 11/5/20 (1)	1,400,000	1,387,750

Total Sovereign Government Bonds (Cost $1,399,033)		1,387,750

FLOATING RATE LOANS (8) - 3.6%
Building and Development - 0.3%
DTZ U.S. Borrower, LLC, Term Loan, 5.772%, (1 mo. USD LIBOR + 3.25%), 8/21/25	1,271,813	1,216,171

Business Equipment and Services - 0.4%
Change Healthcare Holdings, LLC, Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 3/1/24	2,112,307	2,012,411

Cable and Satellite Television - 0.4%
UPC Financing Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 1/15/26	849,570	810,808
Ziggo Secured Finance Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 4/15/25	1,020,000	964,538
		1,775,346

Drugs - 0.4%
Jaguar Holding Company II, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 8/18/22	1,905,193	1,814,431

Electronics/Electrical - 1.1%
Infor (US), Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 2/1/22	1,895,149	1,820,499
MA FinanceCo., LLC, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	210,786	197,085
Seattle Spinco, Inc., Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,423,493	1,330,966
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.772%, (1 mo. USD LIBOR + 2.25%), 4/16/25	506,460	481,454
SS&C Technologies, Inc., Term Loan, 4.772%, (1 mo. USD LIBOR + 2.25%), 4/16/25	1,361,421	1,292,378
		5,122,382

Equipment Leasing - 0.3%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), 1/15/25	1,693,970	1,635,066

Financial - 0.0% (9)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (10)(11)(12)	3,077,944	48,551

Insurance - 0.3%
Asurion, LLC, Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 11/3/23	1,681,252	1,614,703

Telecommunications - 0.4%
Sprint Communications, Inc., Term Loan, 5.063%, (1 mo. USD LIBOR + 2.50%), 2/2/24	1,731,190	1,657,614

Total Floating Rate Loans (Cost $20,730,007)		16,896,675

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	5,225,948	5,225,948

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $5,225,948)		5,225,948

TOTAL INVESTMENTS (Cost $483,110,576) - 97.9%		459,129,162
Other assets and liabilities, net - 2.1%		9,989,457
NET ASSETS - 100.0%		469,118,619

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $125,190,780, which represents 26.7% of the net assets of the Fund as of December 31, 2018.

(2) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $5,117,038 and the total market value of the collateral received by the Fund was $5,225,948, comprised of cash.

(3) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4) Security converts to floating rate after the indicated fixed-rate coupon period.
(5) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.
(6) Multi-step coupon security. The interest rate disclosed is that which is in effect on December 31, 2018.
(7) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2018.
(8) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainity. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate ("LIBOR") or other short-term rates. The rate shown is the rate in effect at September 30, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(9) Amount is less than 0.05%.
(10) For fair value measurement disclosure purposes, security is categorized as Level 3.
(11) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(12) Restricted security. Total market value of restricted securities amounts to $48,551, which represents less than 0.05% of the net assets of the Fund as of December 31, 2018.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra-Long Treasury Bond	357	3/20/19	$57,354,281	$2,867,080
Short:
U.S. 5-Year Treasury Note	(119)	3/29/19	($13,647,813)	($220,541)
U.S. Ultra 10-Year Treasury Note	(425)	3/20/19	(55,283,203)	(1,717,375)
Total Short				($1,937,916)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	3,077,944

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2018, the Fund used futures contracts to hedge interest rate risk and to manage duration.

At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $2,867,080 and $1,937,916, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$370,578,217	$—	$370,578,217
Asset-Backed Securities	—	46,492,896	—	46,492,896
Commercial Mortgage-Backed Securities	—	8,178,029	—	8,178,029
Collateralized Mortgage-Backed Obligations	—	10,369,647	—	10,369,647
Sovereign Government Bonds	—	1,387,750	—	1,387,750
Floating Rate Loans	—	16,848,124	48,551	16,896,675
Short Term Investment of Cash Collateral for Securities Loaned	5,225,948	—	—	5,225,948
Total Investments	$5,225,948	$453,854,663	$48,551	$459,129,162
Futures Contracts (2)	$2,867,080	$—	$—	$2,867,080
Total	$8,093,028	$453,854,663	$48,551	$461,996,242

Liabilities
Futures Contracts (2)	$(1,937,916)	$—	$—	$(1,937,916)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2018 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 60.4%
Basic Materials - 0.2%
Sherwin-Williams Co. (The), 2.75%, 6/1/22	3,400,000	3,293,722

Communications - 4.3%
AT&T, Inc.:
3.40%, 5/15/25	1,650,000	1,553,209
3.60%, 2/17/23	6,000,000	5,974,794
3.80%, 3/15/22	10,760,000	10,814,511
Comcast Corp.:
2.848%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (1)	5,520,000	5,469,771
3.038%, (3 mo. USD LIBOR + 0.63%), 4/15/24 (1)	5,000,000	4,888,840
3.70%, 4/15/24	5,318,000	5,353,859
Crown Castle Towers LLC, 3.222%, 5/15/42 (2)	2,765,000	2,723,719
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 3/20/23 (2)	2,062,500	2,041,875
Verizon Communications, Inc., 3.716%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (1)	22,054,000	21,402,146
		60,222,724

Consumer, Cyclical - 6.3%
American Airlines Group, Inc., 5.50%, 10/1/19 (2)	6,680,000	6,730,100
American Airlines Pass-Through Trust:
4.40%, 3/22/25	2,067,483	2,031,312
5.25%, 7/15/25	3,319,846	3,424,380
5.60%, 1/15/22 (2)	7,370,231	7,443,933
Azul Investments LLP, 5.875%, 10/26/24 (2)(3)	1,925,000	1,804,707
CVS Health Corp., 3.50%, 7/20/22	5,000,000	4,969,551
Ford Motor Credit Co. LLC:
2.979%, 8/3/22	10,427,000	9,626,407
3.218%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (1)	2,000,000	1,949,327
3.305%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (1)	4,509,000	4,328,812
3.336%, 3/18/21	4,500,000	4,368,544
3.512%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (1)	4,700,000	4,683,577
3.566%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (1)	14,310,000	14,111,722
Newell Brands, Inc., 2.60%, 3/29/19	850,000	848,634
Tapestry, Inc.:
4.125%, 7/15/27	5,000,000	4,689,295
4.25%, 4/1/25	3,500,000	3,415,742
Virgin Australia Pass-Through Trust:
5.00%, 4/23/25 (2)	1,330,130	1,349,949
6.00%, 4/23/22 (2)	1,237,537	1,256,657
Walgreens Boots Alliance, Inc.:
2.70%, 11/18/19	3,000,000	2,983,559
3.30%, 11/18/21	2,000,000	1,992,066
Wyndham Destinations, Inc., 5.40%, 4/1/24	6,756,000	6,468,870
		88,477,144

Consumer, Non-cyclical - 7.0%
Amgen, Inc., 2.70%, 5/1/22	4,000,000	3,919,824
AstraZeneca plc, 2.375%, 11/16/20	5,000,000	4,913,312
Becton Dickinson and Co.:
2.675%, 12/15/19	6,600,000	6,538,856
2.894%, 6/6/22	2,628,000	2,547,197
3.363%, 6/6/24	6,728,000	6,469,522
3.678%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (1)	12,125,000	12,006,565
Block Financial LLC, 5.25%, 10/1/25	6,700,000	6,797,409
Conagra Brands, Inc., 3.219%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (1)	2,992,000	2,984,373
CVS Health Corp.:
3.70%, 3/9/23	7,736,000	7,660,091
4.10%, 3/25/25	15,477,000	15,362,056
CVS Pass-Through Trust, 6.036%, 12/10/28	1,408,978	1,500,792
Grupo Bimbo SAB de CV, 4.50%, 1/25/22 (2)	5,000,000	5,099,531
Kraft Heinz Foods Co.:
3.375%, 6/15/21	846,000	844,421
3.438%, (3 mo. USD LIBOR + 0.82%), 8/10/22 (1)	6,800,000	6,720,806
Life Technologies Corp., 6.00%, 3/1/20	3,200,000	3,290,101
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (2)	6,305,000	6,517,794
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	5,034,000	4,968,503
		98,141,153

Energy - 1.0%
Oceaneering International, Inc., 4.65%, 11/15/24	9,383,000	7,437,705
TerraForm Power Operating LLC, 4.25%, 1/31/23 (2)	6,157,000	5,772,187
		13,209,892

Financial - 27.6%
Ally Financial, Inc., 4.125%, 3/30/20	14,778,000	14,659,185
Athene Global Funding, 4.038%, (3 mo. USD LIBOR + 1.23%), 7/1/22 (1)(2)	6,750,000	6,781,860
Bank of America Corp.:
2.816% to 7/21/22, 7/21/23 (4)	15,000,000	14,515,618
2.857%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (1)	5,465,000	5,358,139
2.881% to 4/24/22, 4/24/23 (4)	7,200,000	7,005,619
3.124% to 1/20/22, 1/20/23 (4)	6,000,000	5,901,313
3.499% to 5/17/21, 5/17/22 (4)	11,518,000	11,523,198
3.541%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (1)	15,360,000	14,934,322
Capital One Financial Corp.:
2.50%, 5/12/20	11,249,000	11,105,503
3.24%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	22,500,000	21,899,883
3.30%, 10/30/24	7,082,000	6,705,996
Capital One NA:
2.25%, 9/13/21	2,000,000	1,930,440
2.65%, 8/8/22	3,385,000	3,253,218
CBL & Associates LP, 5.25%, 12/1/23 (3)	2,937,000	2,334,915
Citigroup, Inc.:
2.65%, 10/26/20	7,980,000	7,875,856
2.70%, 3/30/21	7,000,000	6,895,177

2.75%, 4/25/22	7,200,000	6,986,241
2.876% to 7/24/22, 7/24/23 (4)	14,000,000	13,555,386
3.142% to 1/24/22, 1/24/23 (4)	8,405,000	8,261,417
4.047%, (3 mo. USD LIBOR + 1.25%), 7/1/26 (1)	6,900,000	6,744,610
5.80% to 11/15/19 (3)(4)(5)	6,400,000	6,232,256
6.125% to 11/15/20 (4)(5)	6,000,000	5,865,000
Citizens Bank NA, 2.25%, 3/2/20	4,300,000	4,254,842
Commonwealth Bank of Australia, 2.50%, 9/18/22 (2)	4,340,000	4,193,846
Credit Acceptance Corp., 6.125%, 2/15/21	2,507,000	2,507,000
Crown Castle International Corp.:
3.20%, 9/1/24	4,390,000	4,160,206
3.40%, 2/15/21	4,000,000	4,000,496
Digital Realty Trust LP, 2.75%, 2/1/23	5,000,000	4,781,256
Discover Bank:
3.10%, 6/4/20	1,000,000	993,345
4.682% to 8/9/23, 8/9/28 (4)	8,750,000	8,573,688
8.70%, 11/18/19	2,107,000	2,198,024
EPR Properties, 4.50%, 6/1/27	4,260,000	4,115,203
Goldman Sachs Group, Inc. (The):
2.876% to 10/31/21, 10/31/22 (4)	5,033,000	4,889,839
2.905% to 7/24/22, 7/24/23 (4)	5,484,000	5,227,256
2.908% to 6/5/22, 6/5/23 (4)	6,000,000	5,764,290
3.487%, (3 mo. USD LIBOR + 1.00%), 7/24/23 (1)	4,000,000	3,889,176
3.786%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (1)	6,749,000	6,483,663
iStar, Inc., 5.00%, 7/1/19	6,754,000	6,737,115
JPMorgan Chase & Co., 3.367%, (3 mo. USD LIBOR + 0.89%), 7/23/24 (1)	6,425,000	6,282,062
JPMorgan Chase & Co., Series V, 5.00% to 7/1/19 (4)(5)	9,670,000	9,343,638
MGIC Investment Corp., 5.75%, 8/15/23	3,000,000	2,996,250
Morgan Stanley:
2.80%, 6/16/20	5,000,000	4,968,511
3.125%, 1/23/23	8,000,000	7,816,728
3.811%, (3 mo. USD LIBOR + 1.22%), 5/8/24 (1)	7,200,000	7,097,811
3.887%, (3 mo. USD LIBOR + 1.40%), 10/24/23 (1)	12,000,000	11,949,416
4.875%, 11/1/22	4,875,000	5,027,755
5.45% to 7/15/19 (4)(5)	8,775,000	8,545,709
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19 (2)	3,160,000	3,156,050
Regions Financial Corp., 2.75%, 8/14/22	2,545,000	2,457,327
SBA Communications Corp., 4.00%, 10/1/22	8,180,000	7,832,350
Springleaf Finance Corp.:
6.875%, 3/15/25	3,400,000	3,051,500
7.125%, 3/15/26	5,330,000	4,767,019
Synchrony Bank, 3.00%, 6/15/22	17,660,000	16,514,483
Synchrony Financial:
3.812%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (1)	3,000,000	2,998,209
3.95%, 12/1/27	8,350,000	7,049,733
4.50%, 7/23/25	7,000,000	6,394,810
Synovus Financial Corp., 3.125%, 11/1/22	4,533,000	4,283,640
		385,627,398

Industrial - 4.6%

Avolon Holdings Funding Ltd., 5.125%, 10/1/23 (2)	1,211,000	1,159,533
CNH Industrial Capital LLC:
3.375%, 7/15/19 (3)	6,700,000	6,651,482
4.20%, 1/15/24	2,844,000	2,812,943
Jabil, Inc.:
3.95%, 1/12/28	1,910,000	1,706,088
4.70%, 9/15/22	7,468,000	7,411,990
JSL Europe SA, 7.75%, 7/26/24 (2)	5,370,000	4,960,591
Nvent Finance S.a.r.l., 3.95%, 4/15/23	5,906,000	5,869,131
Owens Corning, 4.20%, 12/15/22	5,322,000	5,288,577
Penske Truck Leasing Co. LP / PTL Finance Corp., 3.375%, 2/1/22 (2)	2,500,000	2,473,774
Reynolds Group Issuer, Inc. / Reynolds Group Issuer, LLC, 5.75%, 10/15/20	9,448,800	9,436,989
SMBC Aviation Capital Finance DAC:
2.65%, 7/15/21 (2)	3,160,000	3,076,638
3.00%, 7/15/22 (2)(3)	2,625,000	2,547,662
Wabtec Corp.:
3.838%, (3 mo. USD LIBOR + 1.05%), 9/15/21 (1)	1,206,000	1,202,022
4.15%, 3/15/24	10,335,000	9,998,014
		64,595,434

Technology - 8.0%
Broadridge Financial Solutions, Inc., 3.95%, 9/1/20	6,275,000	6,339,233
CA, Inc.:
4.70%, 3/15/27	6,000,000	5,702,032
5.375%, 12/1/19	1,160,000	1,175,197
Dell International LLC / EMC Corp., 4.42%, 6/15/21 (2)	26,000,000	25,988,192
DXC Technology Co.:
2.875%, 3/27/20	3,898,000	3,864,968
3.688%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	17,920,000	17,905,622
Hewlett Packard Enterprise Co., 3.059%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (1)	3,060,000	3,034,562
Marvell Technology Group Ltd., 4.20%, 6/22/23	4,500,000	4,491,228
Microchip Technology, Inc., 4.333%, 6/1/23 (2)	11,717,000	11,439,578
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (2)	3,480,000	3,349,500
4.625%, 6/15/22 (2)	3,705,000	3,658,688
4.625%, 6/1/23 (2)	4,635,000	4,553,888
4.875%, 3/1/24 (2)	3,563,000	3,583,095
5.35%, 3/1/26 (2)	1,645,000	1,675,021
Seagate HDD Cayman:
4.875%, 3/1/24	4,000,000	3,642,106
4.875%, 6/1/27	4,435,000	3,772,115
Western Digital Corp., 4.75%, 2/15/26	8,098,000	7,055,382
		111,230,407

Utilities - 1.4%
Avangrid, Inc., 3.15%, 12/1/24	7,484,000	7,232,387
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (2)	5,350,000	4,968,812
WGL Holdings, Inc., 3.106%, (3 mo. USD LIBOR + 0.40%), 11/29/19 (1)	6,600,000	6,598,881
		18,800,080

Total Corporate Bonds (Cost $866,604,725)		843,597,954

ASSET-BACKED SECURITIES - 21.3%
AASET US Ltd., Series 2018-1A, Class A, 3.844%, 1/16/38 (2)	1,566,213	1,572,456
Adams Outdoor Advertising LP, Series 2018-1, Class A, 4.81%, 11/15/48 (2)	3,226,147	3,323,321
Avant Loans Funding Trust:
Series 2016-C, Class C, 8.83%, 8/15/22 (2)	2,871,661	2,902,460
Series 2017-A, Class C, 6.05%, 5/15/24 (2)	6,100,000	6,156,881
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-2A, Class A, 2.97%, 2/20/20 (2)	996,333	995,930
Series 2013-2A, Class B, 3.66%, 2/20/20 (2)	666,667	666,645
Series 2014-1A, Class A, 2.46%, 7/20/20 (2)	6,150,000	6,132,501
Chesapeake Funding II LLC, Series 2017-4A, Class A1, 2.12%, 11/15/29 (2)	7,801,038	7,718,384
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (2)	1,794,076	1,794,467
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (2)	6,215,350	6,288,976
Commonbond Student Loan Trust, Series 2015-A, Class A, 3.20%, 6/25/32 (2)	946,820	946,125
Conn Funding II LP:
Series 2017-B, Class B, 4.52%, 4/15/21 (2)	3,125,411	3,132,526
Series 2018-A, Class A, 3.25%, 1/15/23 (2)	1,320,574	1,321,052
Series 2018-A, Class B, 4.65%, 1/15/23 (2)	2,190,000	2,190,641
Consumer Loan Underlying Bond Credit Trust:
Series 2017-NP1, Class C, 5.13%, 4/17/23 (2)	2,244,055	2,257,169
Series 2017-P1, Class A, 2.42%, 9/15/23 (2)	358,177	357,190
Series 2017-P2, Class A, 2.61%, 1/15/24 (2)	2,329,790	2,316,354
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (2)	4,315,000	4,278,458
DB Master Finance LLC, Series 2015-1A, Class A2II, 3.98%, 2/20/45 (2)	13,499,063	13,702,712
Dell Equipment Finance Trust, Series 2017-2, Class A3, 2.19%, 10/24/22 (2)	1,250,000	1,241,273
Driven Brands Funding LLC:
Series 2015-1A, Class A2, 5.216%, 7/20/45 (2)	6,014,000	6,259,594
Series 2018-1A, Class A2, 4.739%, 4/20/48 (2)	1,686,525	1,720,047
FOCUS Brands Funding LLC, Series 2017-1A, Class A2I, 3.857%, 4/30/47 (2)	3,427,800	3,461,607
FRS I LLC:
Series 2013-1A, Class A1, 1.80%, 4/15/43 (2)	289,038	288,080
Series 2013-1A, Class A2, 3.08%, 4/15/43 (2)	6,651,062	6,639,532
Series 2013-1A, Class B, 3.96%, 4/15/43 (2)	5,980,778	5,961,453
Hardee's Funding LLC, Series 2018-1A, Class A2I, 4.25%, 6/20/48 (2)	2,832,900	2,868,113
Invitation Homes Trust:
Series 2017-SFR2, Class A, 3.305%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (1)(2)	2,806,108	2,776,377
Series 2017-SFR2, Class B, 3.605%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (1)(2)	2,097,000	2,089,091
Series 2017-SFR2, Class C, 3.905%, (1 mo. USD LIBOR + 1.45%), 12/17/36 (1)(2)	735,000	733,072
Series 2018-SFR1, Class B, 3.405%, (1 mo. USD LIBOR + 0.95%), 3/17/37 (1)(2)	865,000	855,338
Series 2018-SFR1, Class C, 3.705%, (1 mo. USD LIBOR + 1.25%), 3/17/37 (1)(2)	1,480,000	1,466,123
Series 2018-SFR2, Class D, 3.905%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	15,062,000	14,835,434
Series 2018-SFR3, Class D, 4.105%, (1 mo. USD LIBOR + 1.65%), 7/17/37 (1)(2)	4,000,000	3,987,482
Marlette Funding Trust:
Series 2017-2A, Class A, 2.39%, 7/15/24 (2)	457,074	456,509
Series 2017-3A, Class A, 2.36%, 12/15/24 (2)	696,348	694,317
Series 2018-1A, Class A, 2.61%, 3/15/28 (2)	2,991,180	2,982,085
NextGear Floorplan Master Owner Trust, Series 2017-2A, Class A2, 2.56%, 10/17/22 (2)	1,400,000	1,387,576

OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21 (2)	6,450,000	6,411,017
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (2)	1,360,696	1,361,295
Series 2015-1A, Class B, 3.85%, 3/18/26 (2)	1,000,000	1,003,966
Series 2017-1A, Class A2, 3.24%, (1 mo. USD LIBOR + 0.80%), 9/14/32 (1)(2)	6,350,000	6,366,919
Oportun Funding VI LLC:
Series 2017-A, Class A, 3.23%, 6/8/23 (2)	6,745,000	6,686,739
Series 2018-A, Class B, 4.45%, 3/8/24 (2)	5,380,000	5,383,674
Series 2018-B, Class A, 3.91%, 7/8/24 (2)	5,333,000	5,339,097
Planet Fitness Master Issuer LLC:
Series 2018-1A, Class A2I, 4.262%, 9/5/48 (2)	5,062,313	5,095,510
Series 2018-1A, Class A2II, 4.666%, 9/5/48 (2)	6,309,188	6,401,440
Progress Residential Trust:
Series 2015-SFR2, Class D, 3.684%, 6/12/32 (2)	1,221,000	1,215,602
Series 2016-SFR2, Class E, 6.005%, (1 mo. USD LIBOR + 3.55%), 1/17/34 (1)(2)	13,895,000	13,925,112
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class B, 3.65%, 6/15/23 (2)	3,552,268	3,550,049
Series 2017-1A, Class C, 5.80%, 6/15/23 (2)	2,825,000	2,844,800
Series 2017-2A, Class A, 2.41%, 9/15/23 (2)	282,870	282,706
Series 2017-2A, Class B, 3.48%, 9/15/23 (2)	5,950,000	5,947,796
Series 2017-3A, Class A, 2.36%, 11/15/23 (2)	5,081,609	5,068,270
Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	12,530,000	12,464,587
Series 2018-1A, Class B, 3.90%, 6/17/24 (2)	2,500,000	2,500,867
Series 2018-2A, Class B, 3.96%, 10/15/24 (2)	14,348,000	14,401,641
RenewFund Receivables Trust, Series 2015-1, Class A, 3.51%, 4/15/25 (2)	1,381,566	1,369,906
SBA Tower Trust, Series 2014-1A, Class C, 2.898%, 10/15/44 (2)	7,000,000	6,960,193
Sierra Timeshare Receivables Funding LLC:
Series 2014-3A, Class B, 2.80%, 10/20/31 (2)	510,685	508,541
Series 2015-2A, Class B, 3.02%, 6/20/32 (2)	655,085	645,037
Series 2015-3A, Class B, 3.08%, 9/20/32 (2)	836,167	832,878
Social Professional Loan Program LLC:
Series 2014-B, Class A1, 3.756%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (1)(2)	1,100,961	1,109,679
Series 2014-B, Class A2, 2.55%, 8/27/29 (2)	474,171	471,202
Series 2015-A, Class A2, 2.42%, 3/25/30 (2)	584,909	579,326
Series 2015-B, Class B, 3.52%, 3/25/36 (2)	2,208,781	2,192,395
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (2)	9,583,400	9,502,889
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (2)	3,016,266	3,012,302
Series 2016-AA, Class A, 2.90%, 11/15/29 (2)	11,093,618	11,031,042
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (2)	2,260,405	2,254,370
Series 2018-B, Class A, 3.71%, 8/20/21 (2)	5,564,000	5,579,435
Vantage Data Centers Issuer LLC, Series 2018-1A, Class A2, 4.072%, 2/16/43 (2)	5,035,683	5,048,609
Wendys Funding LLC, Series 2015-1A, Class A2II, 4.08%, 6/15/45 (2)	11,310,075	11,329,752

Total Asset-Backed Securities (Cost $298,017,097)		297,435,994

U.S. TREASURY OBLIGATIONS - 3.0%
U.S. Treasury Inflation Index Note, 0.125%, 4/15/22 (7)	29,463,726	28,513,858

U.S. Treasury Note, 2.75%, 11/30/20	13,150,000	13,209,418

Total U.S. Treasury Obligations (Cost $41,794,976)		41,723,276

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 6.6%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.806%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	5,015,611	5,045,378
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2015-HQA2, Class M2, 5.306%, (1 mo. USD LIBOR + 2.80%), 5/25/28 (1)	4,625,462	4,726,805
Series 2016-HQA1, Class M2, 5.256%, (1 mo. USD LIBOR + 2.75%), 9/25/28 (1)	3,578,036	3,638,509
Series 2016-HQA2, Class M2, 4.756%, (1 mo. USD LIBOR + 2.25%), 11/25/28 (1)	2,483,004	2,528,558
Series 2017-DNA3, Class M1, 3.256%, (1 mo. USD LIBOR + 0.75%), 3/25/30 (1)	3,441,072	3,442,572
Series 2017-HQA3, Class M1, 3.056%, (1 mo. USD LIBOR + 0.55%), 4/25/30 (1)	1,416,322	1,417,526
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C02, Class 1M2, 5.106%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	10,000,000	10,511,567
Series 2014-C03, Class 1M2, 5.506%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	17,735,312	18,698,008
Series 2014-C03, Class 2M2, 5.406%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (1)	14,070,651	14,738,070
Series 2014-C04, Class 1M2, 7.406%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (1)	11,974,857	13,412,911
Series 2017-C05, Class 1M2, 4.706%, (1 mo. USD LIBOR + 2.20%), 1/25/30 (1)	2,285,000	2,286,269
Series 2017-C06, Class 1M2, 5.156%, (1 mo. USD LIBOR + 2.65%), 2/25/30 (1)	1,400,000	1,432,082
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 3.229%, (1 mo. USD LIBOR + 0.85%), 12/16/59 (1)(2)	3,255,094	3,247,083
Toorak Mortgage Corp. Ltd., Series 2018-1, Class A1, 4.336% to 4/25/21, 8/25/21 (2)(6)	6,420,000	6,435,626

Total Collateralized Mortgage-Backed Obligations (Cost $91,805,658)		91,560,964

COMMERCIAL MORTGAGE-BACKED SECURITIES - 2.0%
CLNS Trust, Series 2017-IKPR, Class B, 3.40%, (1 mo. USD LIBOR + 1.00%), 6/11/32 (1)(2)	6,770,000	6,683,812
JP Morgan Chase Commercial Mortgage Securities Trust:
Series 2014-DSTY, Class B, 3.771%, 6/10/27 (2)	4,200,000	4,173,761
Series 2014-DSTY, Class C, 3.805%, 6/10/27 (2)(8)	1,920,000	1,884,433
Motel 6 Trust:
Series 2017-MTL6, Class C, 3.855%, (1 mo. USD LIBOR + 1.40%), 8/15/34 (1)(2)	4,181,644	4,103,757
Series 2017-MTL6, Class D, 4.605%, (1 mo. USD LIBOR + 2.15%), 8/15/34 (1)(2)	2,109,960	2,083,516
RETL Trust:
Series 2018-RVP, Class A, 3.555%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (1)(2)	3,349,456	3,346,099
Series 2018-RVP, Class B, 4.205%, (1 mo. USD LIBOR + 1.75%), 3/15/33 (1)(2)	2,955,000	2,953,264
Series 2018-RVP, Class C, 4.505%, (1 mo. USD LIBOR + 2.05%), 3/15/33 (1)(2)	2,280,000	2,280,051
TRU Trust, Series 2016-TOYS, Class A, 4.705%, (1 mo. USD LIBOR + 2.25%), 11/15/30 (1)(2)	850,511	850,845

Total Commercial Mortgage-Backed Securities (Cost $28,764,765)		28,359,538

SOVEREIGN GOVERNMENT BONDS - 0.4%
Nacional Financiera SNC, 3.375%, 11/5/20 (2)	6,000,000	5,947,500

Total Sovereign Government Bonds (Cost $5,995,854)		5,947,500

FLOATING RATE LOANS (9) - 2.5%
Building and Development - 0.2%
DTZ U.S. Borrower, LLC, Term Loan, 5.772%, (1 mo. USD LIBOR + 3.25%), 8/21/25	3,541,125	3,386,201

Business Equipment and Services - 0.4%
Change Healthcare Holdings, LLC, Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 3/1/24	5,216,649	4,969,943

Cable and Satellite Television - 0.3%
UPC Financing Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 1/15/26	2,348,810	2,241,646
Ziggo Secured Finance Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 4/15/25	2,820,000	2,666,662
		4,908,308

Drugs - 0.4%
Jaguar Holding Company II, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 8/18/22	5,298,817	5,046,387

Electronics/Electrical - 0.5%
Infor (US), Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 2/1/22	5,256,078	5,049,041
MA FinanceCo., LLC, Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	286,325	267,714
Seattle Spinco, Inc., Term Loan, 5.022%, (1 mo. USD LIBOR + 2.50%), 6/21/24	1,933,622	1,807,937
		7,124,692

Equipment Leasing - 0.3%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), 1/15/25	4,667,624	4,505,317

Financial - 0.0% (10)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (11)(12)(13)	385,345	6,078

Insurance - 0.2%
Asurion, LLC, Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 11/3/23	2,785,506	2,675,247

Telecommunications - 0.2%
Sprint Communications, Inc., Term Loan, 5.063%, (1 mo. USD LIBOR + 2.50%), 2/2/24	2,865,418	2,743,638

Total Floating Rate Loans (Cost $37,390,081)		35,365,811

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	7,659,103	7,659,103

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $7,659,103)		7,659,103

TOTAL INVESTMENTS (Cost $1,378,032,259) - 96.8%		1,351,650,140
Other assets and liabilities, net - 3.2%		44,016,512
NET ASSETS - 100.0%		1,395,666,652

NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $474,778,299, which represents 34.0% of the net assets of the Fund as of December 31, 2018.

(3) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $7,479,841 and the total market value of the collateral received by the Fund was $7,659,103, comprised of cash.

(4) Security converts to floating rate after the indicated fixed-rate coupon period.
(5) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(6) Step coupon security. The interest rate disclosed is that which is in effect on December 31, 2018.
(7) Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(8) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2018.
(9) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically redetermined at a spread above the London Interbank Offered Rate ("LIBOR") or other short term rates. The rate shown is the rate in effect at September 30, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or borrower prior to disposition of a floating rate loan.

(10) Amount is less than 0.05%.
(11) For fair value measurement disclosure purposes, security is categorized as Level 3.
(12) Restricted security. Total market value of restricted securities amounts to $6,078, which represents less than 0.05% of the net assets of the Fund as of December 31, 2018.
(13) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

Abbreviations:
LIBOR:	London Interbank Offered Rate
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	600	3/29/2019	$127,387,500	$833,374
U.S. 5-Year Treasury Note	271	3/29/2019	31,080,313	484,346
Total Long				$1,317,720
Short:
U.S. Ultra 10-Year Treasury Note	(205)	3/20/2019	($26,666,016)	($828,381)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	385,345

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2018, the Fund used futures contracts to hedge against interest rate risk and to manage duration.

At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $1,317,720 and $828,381, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$843,597,954	$—	$843,597,954
Asset-Backed Securities	—	297,435,994	—	297,435,994
U.S. Treasury Obligations	—	41,723,276	—	41,723,276
Collateralized Mortgage-Backed Obligations	—	91,560,964	—	91,560,964
Commercial Mortgage-Backed Securities	—	28,359,538	—	28,359,538
Sovereign Government Bonds	—	5,947,500	—	5,947,500
Floating Rate Loans	—	35,359,733	6,078	35,365,811
Short Term Investment of Cash Collateral for Securities Loaned	7,659,103	—	—	7,659,103
Total Investments	$7,659,103	$1,343,984,959	$6,078	$1,351,650,140
Futures Contracts(2)	$1,317,720	$—	$—	$1,317,720
TOTAL	$8,976,823	$1,343,984,959	$6,078	$1,352,967,860
Liabilities
Futures Contracts(2)	$(828,381)	$—	$—	$(828,381)
(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2018 is not presented.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT LONG-TERM INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 88.8%
Basic Materials - 0.7%
Sherwin-Williams Co. (The), 4.50%, 6/1/47	425,000	385,236

Communications - 8.5%
AT&T, Inc., 4.75%, 5/15/46	1,170,000	1,045,101
CBS Corp.:
2.90%, 1/15/27	200,000	177,741
4.90%, 8/15/44	225,000	206,321
Comcast Corp., 4.25%, 1/15/33	305,000	303,644
Crown Castle Towers LLC, 3.663%, 5/15/45 (1)	487,000	474,508
NBCUniversal Media LLC, 4.45%, 1/15/43	1,000,000	967,266
Verizon Communications, Inc.:
4.862%, 8/21/46	1,175,000	1,160,641
5.50%, 3/16/47	350,000	374,051
Warner Media LLC, 4.90%, 6/15/42	250,000	228,814
		4,938,087

Consumer, Cyclical - 8.1%
Azul Investments LLP, 5.875%, 10/26/24 (1)(2)	265,000	248,440
Best Buy Co., Inc., 4.45%, 10/1/28	515,000	492,472
Ford Motor Co., 6.625%, 10/1/28	700,000	708,593
Home Depot, Inc. (The):
3.50%, 9/15/56	260,000	219,624
4.40%, 3/15/45	365,000	368,967
Mattel, Inc., 6.75%, 12/31/25 (1)(2)	170,000	152,097
Nordstrom, Inc., 5.00%, 1/15/44	525,000	454,580
Starbucks Corp., 3.75%, 12/1/47	332,000	276,450
Tapestry, Inc., 4.125%, 7/15/27	832,000	780,299
Virgin Australia Pass-Through Trust, 6.00%, 4/23/22 (1)	61,554	62,505
Whirlpool Corp., 4.50%, 6/1/46	200,000	168,227
Wyndham Destinations, Inc., 5.75%, 4/1/27	807,000	743,449
		4,675,703

Consumer, Non-cyclical - 11.1%
AbbVie, Inc., 4.30%, 5/14/36	420,000	376,209
Amgen, Inc.:
4.40%, 5/1/45	200,000	188,240
4.663%, 6/15/51	374,000	354,314
Becton Dickinson and Co., 3.70%, 6/6/27	835,000	790,796
CVS Health Corp., 4.30%, 3/25/28	968,000	949,638
CVS Pass-Through Trust, 6.036%, 12/10/28	226,662	241,432
Ecolab, Inc., 3.95%, 12/1/47	261,000	245,948
Grupo Bimbo SAB de CV, 4.875%, 6/27/44 (1)	250,000	231,894
JM Smucker Co. (The), 3.375%, 12/15/27 (2)	890,000	828,726

Kaiser Foundation Hospitals, 3.15%, 5/1/27	319,000	307,171
Kraft Heinz Foods Co.:
4.375%, 6/1/46	825,000	683,033
5.20%, 7/15/45	500,000	459,022
Kroger Co. (The), 3.875%, 10/15/46	415,000	339,347
Massachusetts Institute of Technology, 3.959%, 7/1/38	250,000	257,461
Zoetis, Inc., 4.70%, 2/1/43	210,000	213,957
		6,467,188

Energy - 1.8%
National Oilwell Varco, Inc., 3.95%, 12/1/42	250,000	201,196
Oceaneering International, Inc., 4.65%, 11/15/24	1,040,000	824,386
		1,025,582

Financial - 36.0%
American Financial Group, Inc., 3.50%, 8/15/26	240,000	226,895
Athene Holding Ltd., 4.125%, 1/12/28	804,000	732,085
Banco Santander SA, 3.80%, 2/23/28	340,000	303,167
Bank of America Corp.:
3.824% to 1/20/27, 1/20/28 (3)	1,560,000	1,515,721
5.875% to 3/15/28 (3)(4)	450,000	410,251
6.10% to 3/17/25 (3)(4)	350,000	345,188
Bank of Montreal, 3.803% to 12/15/27, 12/15/32 (3)	1,461,000	1,354,712
BBVA Bancomer SA, 5.125% to 1/18/28, 1/18/33 (1)(3)	670,000	583,744
Capital One Financial Corp.:
3.75%, 7/28/26	665,000	610,391
4.20%, 10/29/25	200,000	193,536
Charles Schwab Corp. (The), Series F, 5.00% to 12/1/27 (3)(4)	450,000	378,675
Chubb INA Holdings, Inc., 4.15%, 3/13/43	250,000	248,867
Citigroup, Inc.:
3.668% to 7/24/27, 7/24/28 (3)	600,000	567,741
3.887% to 1/10/27, 1/10/28 (3)	1,770,000	1,704,318
4.125%, 7/25/28	270,000	253,829
4.65%, 7/23/48	210,000	206,339
6.25% to 8/15/26 (3)(4)	175,000	167,816
Citizens Financial Group, Inc., 4.30%, 12/3/25	590,000	583,141
Credit Acceptance Corp., 7.375%, 3/15/23	160,000	163,600
Crown Castle International Corp.:
4.45%, 2/15/26	290,000	289,298
4.75%, 5/15/47	385,000	357,795
Digital Realty Trust LP:
3.70%, 8/15/27	490,000	463,574
4.75%, 10/1/25	415,000	424,785
EPR Properties, 4.50%, 6/1/27	650,000	627,907
Goldman Sachs Group, Inc. (The), 3.691% to 6/5/27, 6/5/28 (3)	1,800,000	1,675,580
Lazard Group LLC, 4.50%, 9/19/28	321,000	321,884
MetLife, Inc.:
4.05%, 3/1/45	325,000	301,966
5.70%, 6/15/35	175,000	197,508
Morgan Stanley:

3.591% to 7/22/27, 7/22/28 (3)	2,280,000	2,157,267
4.375%, 1/22/47	265,000	251,749
Nationwide Building Society, 4.125% to 10/18/27, 10/18/32 (1)(3)	600,000	532,236
Principal Financial Group, Inc., 4.625%, 9/15/42	450,000	437,002
Prudential Financial, Inc.:
3.935%, 12/7/49	484,000	435,184
4.60%, 5/15/44	200,000	199,956
Simon Property Group LP, 4.25%, 11/30/46	255,000	246,477
Synchrony Financial, 3.95%, 12/1/27	700,000	590,996
UniCredit SpA, 5.861% to 6/19/27, 6/19/32 (1)(3)	450,000	396,496
Westpac Banking Corp., 4.322% to 11/23/26, 11/23/31 (3)	420,000	397,422
		20,855,098

Industrial - 6.4%
Jabil, Inc., 3.95%, 1/12/28	340,000	303,702
Johnson Controls International plc, 4.625%, 7/2/44	550,000	522,716
Nvent Finance S.a.r.l., 4.55%, 4/15/28	750,000	736,628
Owens Corning:
3.40%, 8/15/26	475,000	434,703
4.40%, 1/30/48	300,000	227,872
Trimble, Inc., 4.90%, 6/15/28	191,000	188,525
Valmont Industries, Inc., 5.00%, 10/1/44	400,000	355,486
Wabtec Corp., 4.70%, 9/15/28	515,000	484,207
Xylem, Inc., 4.375%, 11/1/46	475,000	460,446
		3,714,285

Technology - 11.0%
Apple, Inc., 3.45%, 2/9/45	200,000	177,792
Broadridge Financial Solutions, Inc., 3.40%, 6/27/26	450,000	429,052
Dell International LLC / EMC Corp.:
6.02%, 6/15/26 (1)	400,000	402,572
8.35%, 7/15/46 (1)	190,000	206,514
DXC Technology Co., 4.75%, 4/15/27	1,250,000	1,257,128
Marvell Technology Group Ltd., 4.875%, 6/22/28	575,000	561,600
NXP BV / NXP Funding LLC, 5.55%, 12/1/28 (1)(2)	450,000	461,606
Oracle Corp.:
4.00%, 7/15/46	255,000	238,857
4.125%, 5/15/45	450,000	429,067
Seagate HDD Cayman:
4.875%, 6/1/27	1,340,000	1,139,714
5.75%, 12/1/34	440,000	342,652
Western Digital Corp., 4.75%, 2/15/26	865,000	753,631
		6,400,185

Utilities - 5.2%
American Water Capital Corp.:
3.75%, 9/1/47	890,000	802,919
4.00%, 12/1/46	500,000	472,778
CMS Energy Corp., 3.00%, 5/15/26	500,000	471,157
Consolidated Edison Co. of New York, Inc.:

4.30%, 12/1/56	260,000	242,957
Series C, 4.00%, 11/15/57	420,000	372,458
NextEra Energy Operating Partners LP, 4.50%, 9/15/27 (1)	500,000	446,875
Terraform Global Operating LLC, 6.125%, 3/1/26 (1)	225,000	209,812
		3,018,956

Total Corporate Bonds (Cost $55,097,687)		51,480,320

ASSET-BACKED SECURITIES - 5.9%
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47 (1)	384,150	388,700
DB Master Finance LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47 (1)	420,750	406,920
FOCUS Brands Funding LLC, Series 2017-1A, Class A2II, 5.093%, 4/30/47 (1)	443,250	449,812
SBA Tower Trust, Series 2014-2A, Class C, 3.869%, 10/15/49 (1)	500,000	496,933
TES LLC, Series 2017-1A, Class A, 4.33%, 10/20/47 (1)	279,283	281,698
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(5)	208,222	214,182
Wendys Funding LLC, Series 2015-1A, Class A23, 4.497%, 6/15/45 (1)	1,161,000	1,164,877

Total Asset-Backed Securities (Cost $3,395,150)		3,403,122

TAXABLE MUNICIPAL OBLIGATIONS - 3.1%
General Obligations - 2.1%
Massachusetts, Green Bonds, 3.277%, 6/1/46	1,300,000	1,196,572

Water and Sewer - 1.0%
District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	555,000	616,538

Total Taxable Municipal Obligations (Cost $1,948,558)		1,813,110

FLOATING RATE LOANS (6) - 0.0% (7)
Financial - 0.0% (7)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10 (8)(9)(10)	4,817	76

Total Floating Rate Loans (Cost $4,817)		76

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	423,488	423,488

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $423,488)		423,488

TOTAL INVESTMENTS (Cost $60,869,700) - 98.5%		57,120,116
Other assets and liabilities, net - 1.5%		847,439
NET ASSETS - 100.0%		57,967,555

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $7,812,421, which represents 13.5% of the net assets of the Fund as of December 31, 2018.

(2) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $864,517 and the total market value of the collateral received by the Fund was $887,400, comprised of cash of $423,488 and U.S. Government and/or agencies securities of $463,912.

(3) Security converts to floating rate after the indicated fixed-rate coupon period.
(4) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5) Multi-step coupon security. The interest rate disclosed is that which is in effect on December 31, 2018.
(6) Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(7) Amount is less than 0.05%.
(8) Restricted security. Total market value of restricted securities amounts to $76, which represents less than 0.05% of the net assets of the Fund as of December 31, 2018.
(9) Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.
(10) For fair value measurement disclosure purposes, security is categorized as Level 3.

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Ultra-Long Treasury Bond	87	3/20/19	$13,977,094	$700,474
Short:
U.S. Ultra 10-Year Treasury Note	(45)	3/20/19	($5,853,516)	($179,051)

RESTRICTED SECURITIES	ACQUISITION DATES	COST ($)
Alliance Mortgage Investments, Term Loan, 0.00%, 6/1/10	5/26/05-6/13/07	4,817

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
During the fiscal year to date ended December 31, 2018, the Fund used future contracts to hedge interest rate risk and to manage duration.
At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and in a liability position and whose primary underlying risk exposure is interest rate risk was $700,474 and $179,051, respectively.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3 (1)	Total
Corporate Bonds	$—	$51,480,320	$—	$51,480,320
Asset-Backed Securities	—	3,403,122	—	3,403,122
Taxable Municipal Obligations	—	1,813,110	—	1,813,110
Floating Rate Loans	—	—	76	76
Short Term Investment of Cash Collateral for Securities Loaned	423,488	—	—	423,488
Total Investments	$423,488	$56,696,552	$76	$57,120,116
Futures Contracts (2)	$700,474	$—	$—	$700,474
Total	$1,123,962	$56,696,552	$76	$57,820,590

Liabilities
Futures Contracts (2)	$(179,051)	$—	$—	$(179,051)

(1) None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2018 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT ULTRA-SHORT DURATION INCOME FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 51.4%
Communications - 3.0%
Comcast Corp.:
2.848%, (3 mo. USD LIBOR + 0.44%), 10/1/21 (1)	4,784,000	4,740,468
3.30%, 10/1/20	4,950,000	4,969,276
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC, 3.36%, 9/20/21 (2)	687,500	680,625
Verizon Communications, Inc.:
3.716%, (3 mo. USD LIBOR + 1.10%), 5/15/25 (1)	7,868,000	7,635,444
3.788%, (3 mo. USD LIBOR + 1.00%), 3/16/22 (1)	8,132,000	8,144,528
		26,170,341

Consumer, Cyclical - 9.0%
American Airlines Pass-Through Trust:
5.60%, 7/15/20 (2)	10,620,206	10,726,408
5.625%, 1/15/21 (2)	5,678,016	5,724,065
Daimler Finance North America LLC, 3.132%, (3 mo. USD LIBOR + 0.55%), 5/4/21 (1)(2)	5,000,000	4,957,131
Ford Motor Credit Co. LLC:
3.218%, (3 mo. USD LIBOR + 0.81%), 4/5/21 (1)	900,000	877,197
3.305%, (3 mo. USD LIBOR + 0.88%), 10/12/21 (1)	3,140,000	3,014,519
3.512%, (3 mo. USD LIBOR + 0.93%), 11/4/19 (1)	12,000,000	11,958,068
3.566%, (3 mo. USD LIBOR + 0.79%), 6/12/20 (1)	19,225,000	18,958,621
3.606%, (3 mo. USD LIBOR + 0.83%), 3/12/19 (1)	6,000,000	5,995,824
Hyundai Capital America, 3.348%, (3 mo. USD LIBOR + 0.94%), 7/8/21 (1)(2)	2,970,000	2,962,391
Lennar Corp., 4.50%, 11/15/19	6,215,000	6,183,925
Marriott International, Inc., Series Y, 3.229%, (3 mo. USD LIBOR + 0.60%), 12/1/20 (1)(3)	4,950,000	4,939,456
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 4.375%, 6/15/19	4,000,000	3,980,000
		80,277,605

Consumer, Non-cyclical - 6.5%
Becton Dickinson and Co.:
2.133%, 6/6/19	4,000,000	3,977,129
3.678%, (3 mo. USD LIBOR + 0.875%), 12/29/20 (1)	18,455,000	18,274,735
Conagra Brands, Inc., 3.219%, (3 mo. USD LIBOR + 0.75%), 10/22/20 (1)(3)	7,850,000	7,829,989
CVS Health Corp.:
3.125%, 3/9/20	3,808,000	3,801,074
3.487%, (3 mo. USD LIBOR + 0.72%), 3/9/21 (1)	10,817,000	10,733,157
Kraft Heinz Foods Co.:
3.188%, (3 mo. USD LIBOR + 0.57%), 2/10/21 (1)	7,120,000	7,063,012
3.438%, (3 mo. USD LIBOR + 0.82%), 8/10/22 (1)	3,000,000	2,965,061
Teva Pharmaceutical Finance Netherlands III BV, 1.70%, 7/19/19	3,411,000	3,366,620
		58,010,777

Financial - 25.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19	6,524,000	6,524,121
Ally Financial, Inc., 4.125%, 3/30/20	3,493,000	3,464,916

Athene Global Funding:
3.609%, (3 mo. USD LIBOR + 1.14%), 4/20/20 (1)(2)	4,450,000	4,476,505
3.628%, (3 mo. USD LIBOR + 1.23%), 7/1/22 (1)(2)	4,700,000	4,722,184
Banco Santander SA, 3.767%, (3 mo. USD LIBOR + 1.09%), 2/23/23 (1)	3,330,000	3,262,327
Bank of America Corp.:
2.857%, (3 mo. USD LIBOR + 0.38%), 1/23/22 (1)	6,933,000	6,797,434
3.129%, (3 mo. USD LIBOR + 0.66%), 7/21/21 (1)	14,950,000	14,892,754
3.046%, (3 mo. USD LIBOR + 0.65%), 10/1/21 (1)	4,500,000	4,468,674
3.541%, (3 mo. USD LIBOR + 0.79%), 3/5/24 (1)	12,860,000	12,503,605
3.649%, (3 mo. USD LIBOR + 1.18%), 10/21/22 (1)	4,000,000	4,003,091
Capital One Financial Corp.:
3.24%, (3 mo. USD LIBOR + 0.72%), 1/30/23 (1)	7,084,000	6,895,056
3.378%, (3 mo. USD LIBOR + 0.76%), 5/12/20 (1)	5,000,000	5,000,992
Capital One NA:
3.411%, (3 mo. USD LIBOR + 0.82%), 8/8/22 (1)	4,380,000	4,297,654
3.67%, (3 mo. USD LIBOR + 1.15%), 1/30/23 (1)	5,430,000	5,372,228
Citibank NA, 3.047%, (3 mo. USD LIBOR + 0.57%), 7/23/21 (1)	10,000,000	9,912,176
Citigroup, Inc.:
3.749%, (3 mo. USD LIBOR + 1.19%), 8/2/21 (1)	3,465,000	3,475,802
3.837%, (3 mo. USD LIBOR + 1.07%), 12/8/21 (1)	6,900,000	6,896,700
Goldman Sachs Group, Inc. (The):
3.552%, (3 mo. USD LIBOR + 0.73%), 12/27/20 (1)	10,623,000	10,582,103
3.786%, (3 mo. USD LIBOR + 1.17%), 5/15/26 (1)	6,112,000	5,871,707
iStar, Inc., 5.00%, 7/1/19	2,673,000	2,666,317
JPMorgan Chase & Co.:
3.367%, (3 mo. USD LIBOR + 0.89%), 7/23/24 (1)	2,953,000	2,887,304
Series V, 5.00% to 7/1/19 (4)(5)	2,970,000	2,869,762
Morgan Stanley:
3.168%, (3 mo. USD LIBOR + 0.55%), 2/10/21 (1)	15,575,000	15,405,640
3.414%, (3 mo. USD LIBOR + 0.80%), 2/14/20 (1)	20,510,000	20,510,893
Realogy Group LLC / Realogy Co-Issuer Corp., 4.50%, 4/15/19 (2)	5,000,000	4,993,750
Springleaf Finance Corp., 5.25%, 12/15/19	5,935,000	5,963,963
Synchrony Bank, 3.428%, (3 mo. USD LIBOR + 0.625%), 3/30/20 (1)	2,500,000	2,467,570
Synchrony Financial:
2.60%, 1/15/19	13,475,000	13,470,521
3.00%, 8/15/19	6,975,000	6,930,102
3.812%, (3 mo. USD LIBOR + 1.23%), 2/3/20 (1)	15,154,000	15,144,952
Westpac Banking Corp.:
2.99%, (3 mo. USD LIBOR + 0.57%), 1/11/23 (1)	3,500,000	3,463,584
3.523%, (3 mo. USD LIBOR + 0.71%), 6/28/22 (1)	5,000,000	4,976,535
		225,170,922

Industrial - 1.8%
CNH Industrial Capital LLC, 3.375%, 7/15/19	9,838,000	9,766,758
Wabtec Corp., 3.838%, (3 mo. USD LIBOR + 1.05%), 9/15/21 (1)	6,604,000	6,582,217
		16,348,975

Technology - 4.7%
CA, Inc., 5.375%, 12/1/19	979,000	991,826
Dell International LLC / EMC Corp.:

3.48%, 6/1/19 (2)	13,400,000	13,361,798
4.42%, 6/15/21 (2)	1,870,000	1,869,151
DXC Technology Co., 3.688%, (3 mo. USD LIBOR + 0.95%), 3/1/21 (1)	18,462,000	18,447,187
Hewlett Packard Enterprise Co., 3.059%, (3 mo. USD LIBOR + 0.72%), 10/5/21 (1)	4,674,000	4,635,145
Microchip Technology, Inc., 4.333%, 6/1/23 (2)	2,395,000	2,338,294
		41,643,401

Utilities - 1.0%
WGL Holdings, Inc., 3.106%, (3 mo. USD LIBOR + 0.40%), 11/29/19 (1)	8,400,000	8,398,577

Total Corporate Bonds (Cost $459,975,331)		456,020,598

ASSET-BACKED SECURITIES - 32.8%

Automobile - 10.3%
Avis Budget Rental Car Funding AESOP LLC:
Series 2013-2A, Class A, 2.97%, 2/20/20 (2)	3,598,333	3,596,876
Series 2014-1A, Class A, 2.46%, 7/20/20 (2)	29,305,000	29,221,615
Series 2014-2A, Class A, 2.50%, 2/20/21 (2)	2,270,000	2,260,048
Chesapeake Funding II LLC:
Series 2017-3A, Class A2, 2.795%, (1 mo. USD LIBOR + 0.34%), 8/15/29 (1)(2)	2,863,661	2,856,262
Series 2017-4A, Class A1, 2.12%, 11/15/29 (2)	5,566,366	5,507,389
Credit Acceptance Auto Loan Trust, Series 2017-2A, Class A, 2.55%, 2/17/26 (2)	8,035,000	7,966,956
Enterprise Fleet Financing LLC:
Series 2016-1, Class A2, 1.83%, 9/20/21 (2)	153,621	153,579
Series 2017-3, Class A2, 2.13%, 5/22/23 (2)	2,170,920	2,152,178
Hertz Fleet Lease Funding LP:
Series 2017-1, Class A1, 3.037%, (1 mo. LIBOR + 0.65%), 4/10/31 (1)(2)	6,344,169	6,354,429
Series 2017-1, Class A2, 2.13%, 4/10/31 (2)	6,690,215	6,641,214
OneMain Direct Auto Receivables Trust, Series 2017-2A, Class A, 2.31%, 12/14/21 (2)	8,639,000	8,586,788
OSCAR US Funding Trust VII LLC, Series 2017-2A, Class A2B, 3.037%, (1 mo. USD LIBOR + 0.65%), 11/10/20 (1)(2)	4,144,430	4,148,935
Tesla Auto Lease Trust:
Series 2018-A, Class A, 2.32%, 12/20/19 (2)	7,372,518	7,352,832
Series 2018-B, Class A, 3.71%, 8/20/21 (2)	4,943,000	4,956,712
		91,755,813

Consumer Loan - 18.6%
Avant Loans Funding Trust:
Series 2016-C, Class C, 8.83%, 8/15/22 (2)	8,350,790	8,440,353
Series 2017-B, Class B, 3.38%, 4/15/21 (2)	2,191,210	2,188,257
Series 2018-A, Class A, 3.09%, 6/15/21 (2)	2,232,903	2,229,000
Series 2018-B, Class A, 3.42%, 1/18/22 (2)	9,214,152	9,202,142
Citi Held For Asset Issuance, Series 2015-PM1, Class C, 5.01%, 12/15/21 (2)	3,304,819	3,305,540
Conn Funding II LP:
Series 2017-B, Class B, 4.52%, 4/15/21 (2)	7,464,941	7,481,934
Series 2018-A, Class A, 3.25%, 1/15/23 (2)	2,286,014	2,286,841
Series 2018-A, Class B, 4.65%, 1/15/23 (2)	1,665,000	1,665,487
Consumer Loan Underlying Bond Credit Trust:

Series 2017-NP1, Class C, 5.13%, 4/17/23 (2)	6,097,098	6,132,729
Series 2017-P1, Class A, 2.42%, 9/15/23 (2)	1,918,865	1,913,575
Series 2017-P2, Class A, 2.61%, 1/15/24 (2)	6,025,684	5,990,934
OneMain Financial Issuance Trust:
Series 2015-1A, Class A, 3.19%, 3/18/26 (2)	4,733,084	4,735,168
Series 2015-1A, Class B, 3.85%, 3/18/26 (2)	8,840,000	8,875,059
Series 2015-2A, Class B, 3.10%, 7/18/25 (2)	2,088,554	2,090,098
Series 2016-1A, Class A, 3.66%, 2/20/29 (2)	12,413,000	12,437,511
Series 2016-2A, Class A, 4.10%, 3/20/28 (2)	4,872,345	4,889,899
Series 2017-1A, Class A2, 3.24%, (1 mo. USD LIBOR + 0.80%), 9/14/32 (1)(2)	4,150,000	4,161,057
Prosper Marketplace Issuance Trust:
Series 2017-1A, Class B, 3.65%, 6/15/23 (2)	212,711	212,578
Series 2017-2A, Class A, 2.41%, 9/15/23 (2)	629,690	629,324
Series 2017-2A, Class B, 3.48%, 9/15/23 (2)	17,548,000	17,541,499
Series 2017-3A, Class A, 2.36%, 11/15/23 (2)	6,720,017	6,702,378
Series 2017-3A, Class B, 3.36%, 11/15/23 (2)	2,600,000	2,586,427
Series 2018-1A, Class B, 3.90%, 6/17/24 (2)	4,700,000	4,701,629
Series 2018-2A, Class A, 3.35%, 10/15/24 (2)	6,170,821	6,160,292
SpringCastle America Funding LLC, Series 2016-AA, Class A, 3.05%, 4/25/29 (2)	2,904,420	2,880,019
Springleaf Funding Trust:
Series 2015-AA, Class A, 3.16%, 11/15/24 (2)	5,164,711	5,157,923
Series 2016-AA, Class A, 2.90%, 11/15/29 (2)	30,932,812	30,758,329
		165,355,982

Equipment - 0.7%
Dell Equipment Finance Trust, Series 2017-2, Class A2A, 1.97%, 2/24/20 (2)	950,387	947,238
DLL Securitization Trust, Series 2017-A, Class A2, 1.89%, 7/15/20 (2)	1,927,103	1,920,397
Volvo Financial Equipment LLC, Series 2018-1A, Class A2, 2.26%, 9/15/20 (2)	3,501,438	3,490,950
		6,358,585

Other - 2.4%
Invitation Homes Trust:
Series 2017-SFR2, Class A, 3.305%, (1 mo. USD LIBOR + 0.85%), 12/17/36 (1)(2)	1,939,602	1,919,052
Series 2017-SFR2, Class B, 3.605%, (1 mo. USD LIBOR + 1.15%), 12/17/36 (1)(2)	1,006,000	1,002,206
Series 2018-SFR1, Class A, 3.155%, (1 mo. USD LIBOR + 0.70%), 3/17/37 (1)(2)	1,673,304	1,641,193
Series 2018-SFR2, Class D, 3.905%, (1 mo. USD LIBOR + 1.45%), 6/17/37 (1)(2)	5,000,000	4,924,789
Series 2018-SFR3, Class A, 3.455%, (1 mo. USD LIBOR + 1.00%), 7/17/37 (1)(2)	3,885,249	3,870,000
Progress Residential Trust, Series 2016-SFR2, Class A, 3.855%, (1 mo. LIBOR + 1.40%), 1/17/34 (1)(2)	7,716,389	7,731,267
		21,088,507

Student Loan - 0.7%
SoFi Consumer Loan Program Trust:
Series 2018-1, Class A1, 2.55%, 2/25/27 (2)	866,253	861,398
Series 2018-3, Class A1, 3.20%, 8/25/27 (2)	1,127,372	1,125,251
Social Professional Loan Program LLC:
Series 2014-A, Class A1, 4.106%, (1 mo. USD LIBOR + 1.60%), 6/25/25 (1)(2)	887,605	892,026
Series 2014-B, Class A1, 3.756%, (1 mo. USD LIBOR + 1.25%), 8/25/32 (1)(2)	572,500	577,033
Series 2015-A, Class A1, 3.706%, (1 mo. USD LIBOR + 1.20%), 3/25/33 (1)(2)	638,458	643,832
Series 2016-B, Class A1, 3.706%, (1 mo. USD LIBOR + 1.20%), 6/25/33 (1)(2)	316,152	320,284
Series 2016-C, Class A2A, 1.48%, 5/26/31 (2)	5,158	5,153

Series 2016-E, Class A2A, 1.63%, 1/25/36 (2)	1,510,478	1,506,930
		5,931,907

Timeshare - 0.1%
Sierra Timeshare Receivables Funding LLC, Series 2014-3A, Class B, 2.80%, 10/20/31 (2)	510,685	508,541

Total Asset-Backed Securities (Cost $291,581,359)		290,999,335

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 8.7%
Bellemeade Re Ltd., Series 2015-1A, Class M2, 6.806%, (1 mo. USD LIBOR + 4.30%), 7/25/25 (1)(2)	2,611,522	2,627,022
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA3, Class M2, 5.006%, (1 mo. USD LIBOR + 2.50%), 3/25/30 (1)	4,500,000	4,511,236
Series 2017-HQA1, Class M1, 3.706%, (1 mo. USD LIBOR + 1.20%), 8/25/29 (1)	2,185,159	2,197,497
Series 2018-HQA2, Class M1, 3.256%, (1 mo. USD LIBOR + 0.75%), 10/25/48 (1)(2)	8,000,000	7,997,843
Series 2018-SPI2, Class M1, 3.819%, 5/25/48 (2)(6)	1,028,860	1,026,159
Federal National Mortgage Association Connecticut Avenue Securities:
Series 2014-C01, Class M2, 6.906%, (1 mo. USD LIBOR + 4.40%), 1/25/24 (1)	2,137,474	2,387,091
Series 2014-C02, Class 1M2, 5.106%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	9,970,000	10,480,032
Series 2014-C02, Class 2M2, 5.106%, (1 mo. USD LIBOR + 2.60%), 5/25/24 (1)	4,125,268	4,283,464
Series 2014-C03, Class 1M2, 5.506%, (1 mo. USD LIBOR + 3.00%), 7/25/24 (1)	7,571,381	7,982,365
Series 2014-C03, Class 2M2, 5.406%, (1 mo. USD LIBOR + 2.90%), 7/25/24 (1)	9,176,167	9,611,424
Series 2014-C04, Class 1M2, 7.406%, (1 mo. USD LIBOR + 4.90%), 11/25/24 (1)	15,567,706	17,437,224
RESIMAC Bastille Trust, Series 2018-1NCA, Class A1, 3.229%, (1 mo. USD LIBOR + 0.85%), 12/16/59 (1)(2)	6,511,071	6,495,048

Total Collateralized Mortgage-Backed Obligations (Cost $77,723,156)		77,036,405

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%
BBCMS Trust, Series 2018-RRI, Class A, 3.155%, (1 mo. USD LIBOR + 0.70%), 2/15/33 (1)(2)	9,517,469	9,535,577
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class A, 3.429%, 6/10/27 (2)	5,371,900	5,336,796
Morgan Stanley Capital I Trust, Series 2017-CLS, Class A, 3.155%, (1 mo. USD LIBOR + 0.70%), 11/15/34 (1)(2)	6,950,000	6,849,667
Motel 6 Trust, Series 2017-MTL6, Class A, 3.375%, (1 mo. USD LIBOR + 0.92%), 8/15/34 (1)(2)	7,007,364	6,899,533
RETL Trust:
Series 2018-RVP, Class A, 3.555%, (1 mo. USD LIBOR + 1.10%), 3/15/33 (1)(2)	5,085,819	5,080,722
Series 2018-RVP, Class B, 4.205%, (1 mo. USD LIBOR + 1.75%), 3/15/33 (1)(2)	4,500,000	4,497,356

Total Commercial Mortgage-Backed Securities (Cost $38,423,669)		38,199,651

FLOATING RATE LOANS (7) - 1.9%
Cable and Satellite Television - 0.4%
UPC Financing Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 1/15/26	1,715,797	1,637,514
Ziggo Secured Finance Partnership, Term Loan, 4.955%, (1 mo. USD LIBOR + 2.50%), 4/15/25	2,060,000	1,947,988
		3,585,502

Electronics/Electrical - 0.5%
Go Daddy Operating Company, LLC, Term Loan, 4.772%, (1 mo. USD LIBOR + 2.25%), 2/15/24	2,487,360	2,384,756
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.772%, (1 mo. USD LIBOR + 2.25%), 4/16/25	634,555	603,224

SS&C Technologies, Inc., Term Loan, 4.772%, (1 mo. USD LIBOR + 2.25%), 4/16/25	1,705,753	1,619,248
		4,607,228

Equipment Leasing - 0.4%
Avolon TLB Borrower 1 (US), LLC, Term Loan, 4.47%, (1 mo. USD LIBOR + 2.00%), 1/15/25	3,415,559	3,296,790

Industrial Equipment - 0.2%
Clark Equipment Company, Term Loan, 4.803%, (3 mo. USD LIBOR + 2.00%), 5/18/24	2,238,814	2,139,467

Telecommunications - 0.4%
Sprint Communications, Inc., Term Loan, 5.063%, (1 mo. USD LIBOR + 2.50%), 2/2/24	4,089,190	3,915,399

Total Floating Rate Loans (Cost $18,337,421)		17,544,386

	SHARES	VALUE ($)
SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	981,828	981,828

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $981,828)		981,828

TOTAL INVESTMENTS (Cost $887,022,764) - 99.2%		880,782,203
Other assets and liabilities, net - 0.8%		6,718,066
NET ASSETS - 100.0%		887,500,269

NOTES TO SCHEDULE OF INVESTMENTS
(1) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.
(2) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $404,157,360, which represents 45.5% of the net assets of the Fund as of December 31, 2018.

(3) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $956,748 and the total market value of the collateral received by the Fund was $981,828, comprised of cash.

(4) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5) Security converts to floating rate after the indicated fixed-rate coupon period.
(6) Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2018.
(7) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a margin above the London InterBank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

Abbreviations:
LIBOR:	London Interbank Offered Rate

Currency Abbreviations:
USD:	United States Dollar

FUTURES CONTRACTS	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT	VALUE/ UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. 2-Year Treasury Note	65	3/29/19	$13,800,313	$90,282

At December 31, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

During the fiscal year to date ended December 31, 2018, the Fund used futures contracts to hedge interest rate risk and to manage duration.

At December 31, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in an asset position and whose primary underlying risk exposure is interest rate risk was $90,282.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$456,020,598	$—	$456,020,598
Asset-Backed Securities	—	290,999,335	—	290,999,335
Collateralized Mortgage-Backed Obligations	—	77,036,405	—	77,036,405
Commercial Mortgage-Backed Securities	—	38,199,651	—	38,199,651
Floating Rate Loans	—	17,544,386	—	17,544,386
Short Term Investment of Cash Collateral for Securities Loaned	981,828	—	—	981,828
Total Investments	$981,828	$879,800,375	$—	$880,782,203

Futures Contracts (1)	$90,282	$—	$—	$90,282
Total	$1,072,110	$879,800,375	$—	$880,872,485

(1) The value listed reflects unrealized appreciation (depreciation) as shown in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

CALVERT HIGH YIELD BOND FUND
SCHEDULE OF INVESTMENTS
DECEMBER 31, 2018 (Unaudited)

	PRINCIPAL AMOUNT ($)	VALUE ($)
CORPORATE BONDS - 88.1%
Aerospace - 0.5%
BBA US Holdings, Inc., 5.375%, 5/1/26 (1)	175,000	166,248
Bombardier, Inc.:
6.00%, 10/15/22 (1)(2)	610,000	574,925
6.125%, 1/15/23 (1)	30,000	28,200
		769,373

Air Transportation - 2.5%
American Airlines Group, Inc., 4.625%, 3/1/20 (1)	500,000	499,375
American Airlines Pass-Through Trust, 5.60%, 7/15/20 (1)	1,881,398	1,900,212
Latam Airlines Pass-Through Trust, 4.50%, 11/15/23	1,428,471	1,375,760
Virgin Australia Pass-Through Trust, 6.00%, 10/23/20 (1)	230,826	234,392
		4,009,739

Automotive & Auto Parts - 0.4%
Navistar International Corp., 6.625%, 11/1/25 (1)	700,000	679,000

Banks & Thrifts - 1.9%
Ally Financial, Inc., 4.25%, 4/15/21	1,000,000	985,160
Bank of America Corp., 6.30% to 3/10/26 (3)(4)	1,000,000	1,018,150
CIT Group, Inc., 6.125%, 3/9/28	170,000	169,575
Citigroup, Inc., 6.25% to 8/15/26 (3)(4)	1,000,000	958,950
		3,131,835

Broadcasting - 3.8%
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/22	1,500,000	1,492,500
Gray Television, Inc., 7.00%, 5/15/27 (1)	229,000	223,829
Lions Gate Capital Holdings LLC, 5.875%, 11/1/24 (1)	1,000,000	992,500
Sirius XM Radio, Inc.:
3.875%, 8/1/22 (1)	1,000,000	962,150
5.00%, 8/1/27 (1)	338,000	310,115
6.00%, 7/15/24 (1)	1,197,000	1,204,481
Tribune Media Co., 5.875%, 7/15/22	1,000,000	1,010,000
		6,195,575

Building Materials - 1.1%
Builders FirstSource, Inc., 5.625%, 9/1/24 (1)	362,000	337,113
Hillman Group, Inc. (The), 6.375%, 7/15/22 (1)	45,000	36,900
Standard Industries, Inc., 6.00%, 10/15/25 (1)	1,500,000	1,444,275
		1,818,288

Cable/Satellite TV - 5.2%
Cablevision Systems Corp., 5.875%, 9/15/22	2,000,000	1,970,000
CSC Holdings LLC:

5.50%, 5/15/26 (1)	2,000,000	1,890,000
6.75%, 11/15/21	1,000,000	1,027,500
7.50%, 4/1/28 (1)	1,200,000	1,203,000
DISH DBS Corp.:
6.75%, 6/1/21	285,000	282,777
7.75%, 7/1/26	500,000	415,000
UPC Holding BV, 5.50%, 1/15/28 (1)	1,405,000	1,275,037
Ziggo Bond Finance BV, 6.00%, 1/15/27 (1)(2)	420,000	368,550
		8,431,864

Capital Goods - 2.1%
Resideo Funding, Inc., 6.125%, 11/1/26 (1)	160,000	158,000
Titan Acquisition Ltd. / Titan Co-Borrower LLC, 7.75%, 4/15/26 (1)	147,000	126,053
Vertiv Group Corp., 9.25%, 10/15/24 (1)(2)	1,000,000	925,000
Welbilt, Inc., 9.50%, 2/15/24	2,000,000	2,147,500
		3,356,553

Chemicals - 0.5%
Starfruit Finco BV / Starfruit US Holdco LLC, 8.00%, 10/1/26 (1)(2)	159,000	147,473
Versum Materials, Inc., 5.50%, 9/30/24 (1)	600,000	595,500
		742,973

Containers - 3.8%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25 (1)	515,000	476,694
Berry Global, Inc.:
4.50%, 2/15/26 (1)	311,000	285,342
5.125%, 7/15/23	500,000	496,400
6.00%, 10/15/22	1,000,000	1,012,500
BWAY Holding Co.:
5.50%, 4/15/24 (1)	305,000	287,844
7.25%, 4/15/25 (1)(2)	266,000	239,733
Crown Americas LLC / Crown Americas Capital Corp. V, 4.25%, 9/30/26	1,165,000	1,049,956
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26 (1)(2)	190,000	180,738
Owens-Brockway Glass Container, Inc.:
5.875%, 8/15/23 (1)	750,000	754,687
6.375%, 8/15/25 (1)(2)	500,000	497,500
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23 (1)	1,000,000	953,750
		6,235,144

Diversified Financial Services - 1.4%
Avolon Holdings Funding Ltd., 5.125%, 10/1/23 (1)	500,000	478,750
DAE Funding LLC:
4.50%, 8/1/22 (1)	235,000	226,187
5.00%, 8/1/24 (1)	390,000	378,300
Park Aerospace Holdings Ltd.:
5.25%, 8/15/22 (1)	815,000	791,569
5.50%, 2/15/24 (1)(2)	380,000	367,650
		2,242,456

Diversified Media - 0.5%

MDC Partners, Inc., 6.50%, 5/1/24 (1)(2)	839,000	767,685

Energy - 3.5%
American Midstream Partners LP / American Midstream Finance Corp., 9.50%, 12/15/21 (1)	500,000	472,500
AmeriGas Partners LP / AmeriGas Finance Corp.:
5.50%, 5/20/25	500,000	460,000
5.625%, 5/20/24	76,000	72,200
5.875%, 8/20/26	100,000	91,750
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
5.50%, 9/15/24 (1)	1,711,000	1,689,613
5.50%, 1/15/28 (1)	775,000	747,875
Tervita Escrow Corp., 7.625%, 12/1/21 (1)	2,285,000	2,187,887
		5,721,825

Entertainment/Film - 1.6%
AMC Entertainment Holdings, Inc., 5.875%, 11/15/26	2,000,000	1,720,000
Cinemark USA, Inc., 4.875%, 6/1/23	1,000,000	962,500
		2,682,500

Environmental - 1.7%
Covanta Holding Corp., 5.875%, 7/1/25	1,165,000	1,076,169
GFL Environmental, Inc.:
5.375%, 3/1/23 (1)	430,000	378,400
5.625%, 5/1/22 (1)	1,095,000	1,015,612
Hulk Finance Corp., 7.00%, 6/1/26 (1)	175,000	153,125
Waste Pro USA, Inc., 5.50%, 2/15/26 (1)	165,000	152,625
		2,775,931

Food/Beverage/Tobacco - 1.9%
Post Holdings, Inc.:
5.00%, 8/15/26 (1)	1,000,000	915,000
5.625%, 1/15/28 (1)	279,000	257,726
US Foods, Inc., 5.875%, 6/15/24 (1)	2,000,000	1,952,500
		3,125,226

Health Care - 12.6%
Carriage Services, Inc., 6.625%, 6/1/26 (1)	655,000	645,175
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26 (1)	1,065,000	1,014,412
Centene Corp.:
4.75%, 1/15/25	1,000,000	957,500
5.375%, 6/1/26(1)	685,000	667,875
6.125%, 2/15/24	1,000,000	1,026,250
Charles River Laboratories International, Inc., 5.50%, 4/1/26 (1)	555,000	548,063
Eagle Holding Co. II. LLC, 7.625%, (7.625% cash or 8.375% PIK ), 5/15/22 (1)(5)	1,615,000	1,546,362
Envision Healthcare Corp., 8.75%, 10/15/26 (1)(2)	590,000	511,825
HCA, Inc.:
5.00%, 3/15/24	1,000,000	992,500
5.375%, 9/1/26	405,000	394,875
5.625%, 9/1/28	495,000	478,913
6.50%, 2/15/20	500,000	513,750

Hologic, Inc., 4.375%, 10/15/25 (1)	2,095,000	1,958,825
inVentiv Group Holdings, Inc. / inVentiv Health, Inc. / inVentiv Health Clinical, Inc., 7.50%, 10/1/24 (1)	600,000	627,000
IQVIA, Inc., 4.875%, 5/15/23 (1)	1,000,000	985,000
Kinetic Concepts, Inc. / KCI USA, Inc.:
7.875%, 2/15/21 (1)(2)	1,000,000	1,013,750
12.50%, 11/1/21 (1)	175,000	188,125
MPH Acquisition Holdings LLC, 7.125%, 6/1/24 (1)	1,500,000	1,402,500
Polaris Intermediate Corp., 8.50%, (8.50% cash or 9.25% PIK), 12/1/22 (1)(5)	695,000	636,530
Team Health Holdings, Inc., 6.375%, 2/1/25 (1)(2)	1,405,000	1,153,856
Teleflex, Inc., 4.625%, 11/15/27	1,245,000	1,159,406
Teva Pharmaceutical Finance Netherlands III BV:
3.15%, 10/1/26	80,000	61,189
6.75%, 3/1/28	237,000	230,145
WellCare Health Plans, Inc.:
5.25%, 4/1/25	1,630,000	1,574,987
5.375%, 8/15/26 (1)	300,000	290,250
		20,579,063

Homebuilders/Real Estate - 3.1%
Five Point Operating Co. LP / Five Point Capital Corp., 7.875%, 11/15/25 (1)	1,105,000	1,069,088
Greystar Real Estate Partners LLC, 5.75%, 12/1/25 (1)	1,000,000	980,000
QualityTech LP / QTS Finance Corp., 4.75%, 11/15/25 (1)	185,000	173,900
Realogy Group LLC / Realogy Co-Issuer Corp., 4.875%, 6/1/23 (1)(2)	1,000,000	875,000
TRI Pointe Group, Inc., 4.875%, 7/1/21	2,000,000	1,915,000
		5,012,988

Hotels - 1.5%
ESH Hospitality, Inc., 5.25%, 5/1/25 (1)	1,500,000	1,398,750
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24	1,000,000	947,500
RHP Hotel Properties LP / RHP Finance Corp., 5.00%, 4/15/23	98,000	96,040
		2,442,290

Insurance - 2.3%
Alliant Holdings Intermediate LLC, 8.25%, 8/1/23 (1)	2,090,000	2,083,458
HUB International, Ltd., 7.00%, 5/1/26 (1)	640,000	582,400
KIRS Midco 3 plc, 8.625%, 7/15/23 (1)	630,000	538,650
MGIC Investment Corp., 5.75%, 8/15/23	500,000	499,375
		3,703,883

Leisure - 1.7%
Merlin Entertainments plc, 5.75%, 6/15/26 (1)	1,020,000	1,011,075
Viking Cruises, Ltd., 5.875%, 9/15/27 (1)	1,850,000	1,729,750
		2,740,825

Metals/Mining - 0.8%
Constellium NV, 5.875%, 2/15/26 (1)(2)	1,415,000	1,262,888

Paper - 0.5%
Mercer International, Inc., 5.50%, 1/15/26	918,000	826,200

Publishing/Printing - 0.0% (6)
McGraw-Hill Global Education Holdings LLC / McGraw-Hill Global Education Finance, 7.875%, 5/15/24 (1)(2)	32,000	25,080

Railroad - 1.5%
Watco Cos. LLC / Watco Finance Corp., 6.375%, 4/1/23 (1)	2,500,000	2,518,750

Restaurants - 2.6%
1011778 BC ULC / New Red Finance, Inc.:
4.25%, 5/15/24 (1)	545,000	503,204
5.00%, 10/15/25 (1)	801,000	738,923
Carrols Restaurant Group, Inc., 8.00%, 5/1/22	3,050,000	3,061,437
		4,303,564

Services - 7.2%
Algeco Global Finance plc, 8.00%, 2/15/23 (1)	230,000	215,625
Booz Allen Hamilton, Inc., 5.125%, 5/1/25 (1)	1,570,000	1,499,350
Cloud Crane LLC, 10.125%, 8/1/24 (1)	1,135,000	1,169,050
Engility Corp., 8.875%, 9/1/24	1,500,000	1,606,875
Gartner, Inc., 5.125%, 4/1/25 (1)	155,000	151,154
KAR Auction Services, Inc., 5.125%, 6/1/25 (1)	511,000	463,733
Laureate Education, Inc., 8.25%, 5/1/25 (1)	1,006,000	1,061,330
Prime Security Services Borrower LLC / Prime Finance, Inc., 9.25%, 5/15/23 (1)	1,599,000	1,652,966
ServiceMaster Co. LLC (The), 7.45%, 8/15/27	1,000,000	1,025,000
TMS International Corp., 7.25%, 8/15/25 (1)	330,000	309,375
United Rentals North America, Inc., 4.625%, 7/15/23	1,000,000	985,000
Vizient, Inc., 10.375%, 3/1/24 (1)	1,000,000	1,062,500
West Corp., 8.50%, 10/15/25 (1)	627,000	498,465
		11,700,423

Super Retail - 2.3%
Group 1 Automotive, Inc., 5.25%, 12/15/23 (1)	1,250,000	1,165,625
Party City Holdings, Inc.:
6.125%, 8/15/23 (1)(2)	665,000	655,025
6.625%, 8/1/26 (1)(2)	160,000	146,000
Sonic Automotive, Inc., 6.125%, 3/15/27	2,000,000	1,760,000
		3,726,650

Technology - 9.0%
Camelot Finance S.A., 7.875%, 10/15/24 (1)(2)	1,000,000	972,250
CommScope Technologies LLC:
5.00%, 3/15/27 (1)	215,000	174,687
6.00%, 6/15/25 (1)	1,560,000	1,427,400
Dell International LLC / EMC Corp.:
5.875%, 6/15/21 (1)	1,000,000	1,001,384
7.125%, 6/15/24 (1)	755,000	768,794
EIG Investors Corp., 10.875%, 2/1/24 (2)	1,645,000	1,768,375
Entegris, Inc., 4.625%, 2/10/26 (1)	337,000	311,725
First Data Corp., 5.00%, 1/15/24 (1)	500,000	483,125
Infor US, Inc., 6.50%, 5/15/22	1,500,000	1,456,350

j2 Cloud Services LLC / j2 Global Co-Obligor, Inc., 6.00%, 7/15/25 (1)	400,000	392,500
NXP BV / NXP Funding LLC:
3.875%, 9/1/22 (1)	500,000	481,250
4.125%, 6/1/21 (1)	750,000	742,500
Riverbed Technology, Inc., 8.875%, 3/1/23 (1)(2)	1,000,000	742,500
Seagate HDD Cayman, 4.75%, 1/1/25 (2)	170,000	151,022
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26 (1)	1,000,000	1,008,750
Solera LLC / Solera Finance, Inc., 10.50%, 3/1/24 (1)	1,000,000	1,070,000
Symantec Corp., 5.00%, 4/15/25 (1)	768,000	718,512
Vantiv LLC / Vanity Issuer Corp., 4.375%, 11/15/25 (1)	245,000	225,067
Veritas US, Inc. / Veritas Bermuda Ltd., 10.50%, 2/1/24 (1)(2)	228,000	151,050
Western Digital Corp., 4.75%, 2/15/26	740,000	644,725
		14,691,966

Telecommunications - 9.2%
CenturyLink, Inc., Series W, 6.75%, 12/1/23 (2)	307,000	296,639
Digicel Group Ltd., 8.25%, 9/30/20 (1)	1,000,000	680,000
DKT Finance ApS, 9.375%, 6/17/23 (1)	960,000	986,400
Equinix, Inc., 5.375%, 5/15/27	1,000,000	980,000
Hughes Satellite Systems Corp.:
5.25%, 8/1/26	535,000	492,200
6.625%, 8/1/26	590,000	542,063
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24 (1)	324,000	315,900
Level 3 Financing, Inc.:
5.375%, 8/15/22	2,000,000	1,965,960
5.375%, 1/15/24	355,000	339,025
Level 3 Parent, LLC, 5.75%, 12/1/22	85,000	83,690
SBA Communications Corp., 4.00%, 10/1/22	240,000	229,800
Sprint Capital Corp., 6.90%, 5/1/19	3,000,000	3,026,250
Sprint Corp.:
7.125%, 6/15/24	2,000,000	1,987,120
7.625%, 3/1/26	252,000	249,480
7.875%, 9/15/23	1,093,000	1,124,424
T-Mobile USA, Inc.:
4.50%, 2/1/26	245,000	225,706
4.75%, 2/1/28	275,000	249,906
6.50%, 1/15/26	1,000,000	1,022,500
Wind Tre SpA, 5.00%, 1/20/26 (1)	200,000	165,752
		14,962,815

Utilities - 1.4%
NextEra Energy Operating Partners LP, 4.25%, 9/15/24 (1)	155,000	143,956
Pattern Energy Group, Inc., 5.875%, 2/1/24 (1)	1,200,000	1,164,000
TerraForm Power Operating LLC:
4.25%, 1/31/23 (1)(2)	650,000	609,375
5.00%, 1/31/28 (1)	230,000	203,263
6.625% to 6/15/20, 6/15/25 (1)(7)	145,000	146,994
		2,267,588

Total Corporate Bonds (Cost $151,029,879)		143,450,940

FLOATING RATE LOANS (8) - 6.3%
Automotive & Auto Parts - 0.4%
Navistar International Corporation, Term Loan, 5.89%, (1 mo. USD LIBOR + 3.50%), 11/6/24	620,313	597,051

Chemicals - 0.1%
Starfruit Finco BV, Term Loan, 5.599%, (1 mo. USD LIBOR + 3.25%), 10/1/25	247,000	232,180

Containers - 0.1%
BWAY Holding Company, Term Loan, 4/3/24 (9)	242,300	228,822

Health Care - 0.4%
Acadia Healthcare Company, Inc., Term Loan, 2/16/23 (9)	91,000	87,986
Envision Healthcare Corporation, Term Loan, 6.273%, (1 mo. USD LIBOR + 3.75%), 10/10/25	199,000	186,341
Press Ganey Holdings, Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 10/23/23	363,816	349,263
		623,590

Insurance - 0.3%
Sedgwick Claims Management Services, Inc., Term Loan, 11/6/25 (9)	445,000	426,829

Publishing/Printing - 0.1%
Meredith Corporation, Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 1/31/25	202,271	196,810

Services - 2.0%
Applied Systems, Inc., Term Loan, 5.522%, (1 mo. USD LIBOR + 3.00%), 9/19/24	2,234,543	2,145,858
Direct ChassisLink, Inc., Term Loan - Second Lien, 8.527%, (1 mo. USD LIBOR + 6.00%), 6/15/23	1,230,000	1,186,950
		3,332,808

Steel - 0.7%
GrafTech Finance, Inc., Term Loan, 6.022%, (1 mo. USD LIBOR + 3.50%), 2/12/25	1,243,125	1,179,415

Technology - 1.1%
Infor (US), Inc., Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 2/1/22	387,000	371,756
Solera, LLC, Term Loan, 5.272%, (1 mo. USD LIBOR + 2.75%), 3/3/23	313,552	296,698
SS&C Technologies Holdings Europe S.a.r.l., Term Loan, 4.772%, (1 mo. USD LIBOR + 2.25%), 4/16/25	95,911	91,176
SS&C Technologies, Inc.:
Term Loan, 4.772%, (1 mo. USD LIBOR + 2.25%), 4/16/25	209,472	198,671
Term Loan, 4.772%, (1 mo. USD LIBOR + 2.25%), 4/16/25	257,718	244,649
Veritas Bermuda, Ltd., Term Loan, 7.092%, (USD LIBOR + 4.50%), 1/27/23 (10)	596,760	513,462
		1,716,412

Telecommunications - 1.1%
Asurion, LLC, Term Loan - Second Lien, 9.022%, (1 mo. USD LIBOR + 6.50%), 8/4/25	1,575,000	1,543,500
Intelsat Jackson Holdings S.A., Term Loan, 6.625%, 1/2/24 (11)	170,000	168,672
		1,712,172

Total Floating Rate Loans (Cost $10,735,585)		10,246,089

COLLATERALIZED MORTGAGE-BACKED OBLIGATIONS - 1.1%
Bellemeade Re Ltd., Series 2015-1A, Class B1, 8.806%, (1 mo. USD LIBOR + 6.30%), 7/25/25 (1)(12)	700,000	712,380
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, Series 2015-HQA2, Class B, 13.006%, (1 mo. USD LIBOR + 10.50%), 5/25/28 (12)	797,978	1,053,676
		1,766,056

Total Collateralized Mortgage-Backed Obligations (Cost $1,486,815)		1,766,056

ASSET-BACKED SECURITIES - 1.0%
Thunderbolt Aircraft Lease Ltd., Series 2017-A, Class B, 5.75% to 4/15/24, 5/17/32 (1)(7)	1,665,779	1,713,453

Total Asset-Backed Securities (Cost $1,654,044)		1,713,453

	SHARES	VALUE ($)
COMMON STOCKS - 0.2%
Metals/Mining - 0.2%
Constellium NV, Class A (2)(13)	40,000	279,600

Total Common Stocks (Cost $519,170)		279,600

SHORT TERM INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.35%	4,912,038	4,912,038

Total Short Term Investment of Cash Collateral for Securities Loaned (Cost $4,912,038)		4,912,038

TOTAL INVESTMENTS (Cost $170,337,531) - 99.7%		162,368,176
Other assets and liabilities, net - 0.3%		414,020
NET ASSETS - 100.0%		162,782,196

NOTES TO SCHEDULE OF INVESTMENTS
(1) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $89,135,249, which represents 54.8% of the net assets of the Fund as of December 31, 2018.

(2) All or a portion of this security was on loan at December 31, 2018. The aggregate market value of securities on loan at December 31, 2018 was $10,763,017 and the total market value of the collateral received by the Fund was $10,963,178, comprised of cash of $4,912,038 and U.S. Government and/or agencies securities of $6,051,140.

(3) Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(4) Security converts to floating rate after the indicated fixed-rate coupon period.
(5) Represents a payment-in-kind security which may pay interest in additional principal at the issuer's discretion.
(6) Amount is less than 0.05%.
(7) Multi-step coupon security. The interest rate disclosed is that which is in effect on December 31, 2018.
(8) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. Floating rate loans generally pay interest at rates which are periodically re-determined at a spread above the London Interbank Offered Rate (“LIBOR”) or other short-term rates. The rate shown is the rate in effect at December 31, 2018. Floating rate loans are generally considered restrictive in that the Fund is ordinarily contractually obligated to receive consent from the Agent Bank and/or Borrower prior to disposition of a floating rate loan.

(9) The floating-rate loan will settle after December 31, 2018, at which time the interest rate will be determined.
(10) The stated interest rate represents the weighted average interest rate at December 31, 2018 of contracts within the loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(11) Fixed-rate loan.
(12) Variable rate security. The stated interest rate represents the rate in effect at December 31, 2018.
(13) Non-income producing security.

Abbreviations:
LIBOR:	London Interbank Offered Rate
PIK:	Payment In Kind
USD:	United States Dollar

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of December 31, 2018, based on the inputs used to value them:

Assets	Level 1		Level 2	Level 3	Total
Corporate Bonds	$—		$143,450,940	$—	$143,450,940
Floating Rate Loans	—		10,246,089	—	10,246,089
Collateralized Mortgage-Backed Obligations	—		1,766,056	—	1,766,056
Asset-Backed Securities	—		1,713,453	—	1,713,453
Common Stocks	279,600	(1)	—	—	279,600
Short Term Investment of Cash Collateral for Securities Loaned	4,912,038		—	—	4,912,038
Total Investments	$5,191,638		$157,176,538	$—	$162,368,176

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Calvert Fund

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:    /s/ John H. Streur
    John H. Streur
    President

Date:    February 25, 2019

By:    /s/ James F. Kirchner
    James F. Kirchner
    Treasurer

Date:    February 25, 2019